Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT3-0923
1.9901438.102
Common Stocks - 98.1%
	Shares	Value ($)
Australia - 9.6%
29Metals Ltd.	71,126	34,398
Abacus Property Group unit	120,087	214,562
Abacus Storage King (a)	21,444	20,310
Accent Group Ltd.	96,577	114,497
Adbri Ltd.	105,111	175,802
AGL Energy Ltd.	163,038	1,334,959
Allkem Ltd. (b)	163,069	1,623,286
Alpha HPA Ltd. (b)	149,920	112,282
ALS Ltd.	123,243	971,864
Altium Ltd.	31,927	819,427
Alumina Ltd.	664,248	638,031
AMP Ltd.	797,614	605,406
Ansell Ltd.	34,116	553,185
APM Human Services International ltd.	74,853	100,055
Arafura Rare Earths Ltd. (b)	471,006	90,167
ARB Corp. Ltd.	20,878	437,120
Arena (REIT) unit	92,586	236,322
Argosy Minerals Ltd. (b)	296,369	63,703
Atlas Arteria Ltd. unit	389,883	1,644,634
Aub Group Ltd.	25,960	500,103
Aussie Broadband Ltd. (b)	48,357	89,324
Austal Ltd.	88,419	130,660
Australian Agricultural Co. Ltd. (b)	40,108	40,141
Australian Clinical Labs Ltd.	30,693	65,354
AVZ Minerals Ltd. (b)(c)(d)	776,046	406,591
Bank of Queensland Ltd.	180,647	732,897
Bapcor Ltd.	91,395	383,688
Beach Energy Ltd.	429,063	465,446
Bega Cheese Ltd.	73,418	160,273
Bellevue Gold Ltd. (b)	303,993	296,079
Bendigo & Adelaide Bank Ltd.	153,326	962,948
Blackmores Ltd.	4,181	257,556
Boral Ltd. (b)	105,108	307,821
Boss Energy Ltd. (b)	85,132	166,403
BrainChip Holdings Ltd. (b)(c)	396,368	95,847
Breville Group Ltd.	24,952	378,279
Brickworks Ltd.	20,562	357,856
BWP Trust	130,488	321,671
Calix Ltd. (b)	39,045	109,365
Capricorn Metals Ltd. (b)	80,878	241,750
carsales.com Ltd.	101,241	1,690,569
Centuria Capital Group unit	182,315	208,184
Centuria Industrial REIT	145,075	309,881
Centuria Office REIT unit	114,851	111,861
Chalice Mining Ltd. (b)	91,544	363,407
Challenger Ltd.	129,320	622,817
Champion Iron Ltd.	104,372	419,238
Charter Hall Group unit	127,278	977,181
Charter Hall Long Wale REIT unit	175,132	483,485
Charter Hall Retail REIT	141,183	355,622
Charter Hall Social Infrastruc	89,053	178,853
Cleanaway Waste Management Ltd.	568,991	1,054,848
Clinuvel Pharmaceuticals Ltd.	10,728	132,230
Codan Ltd./Australia	27,154	136,977
Collins Foods Ltd.	30,404	204,632
Core Lithium Ltd. (b)(c)	449,195	193,104
Coronado Global Resources, Inc. CDI (e)	205,092	230,060
Corporate Travel Management Ltd.	33,705	473,621
Costa Group Holdings Ltd.	105,992	235,655
Credit Corp. Group Ltd.	18,349	290,871
Cromwell Property Group unit	421,118	155,576
CSR Ltd.	122,099	469,120
Data#3 Ltd.	37,265	187,982
De Grey Mining Ltd. (b)	315,276	282,714
Deterra Royalties Ltd.	113,895	359,565
Dexus Industria (REIT)	59,137	111,223
Dicker Data Ltd.	19,219	103,275
Domain Holdings Australia Ltd.	68,856	187,777
Dominos Pizza Enterprises Ltd.	17,968	592,593
Downer EDI Ltd.	181,739	535,905
Eagers Automotive Ltd.	41,514	411,582
Elders Ltd.	42,355	207,399
Evolution Mining Ltd.	492,243	1,223,367
EVT Ltd.	23,727	194,596
Firefinch Ltd. (b)(d)	325,521	43,730
Fleetpartners Group Ltd. (b)	74,558	128,707
Flight Centre Travel Group Ltd. (b)	46,888	736,030
G8 Education Ltd.	194,520	143,725
Gold Road Resources Ltd.	276,765	292,797
GrainCorp Ltd.	57,114	310,361
Grange Resources Ltd.	140,277	50,881
Growthpoint Properties Australia Ltd.	81,750	157,596
GUD Holdings Ltd.	38,138	255,404
GWA Group Ltd.	56,749	74,902
Hansen Technologies Ltd.	46,579	163,944
Harvey Norman Holdings Ltd. (c)	152,092	386,166
Healius Ltd.	153,185	295,307
Helia Group Ltd.	93,105	242,650
Hmc Capital Ltd.	54,484	189,572
HomeCo Daily Needs (REIT) unit	417,855	335,404
HUB24 Ltd.	20,618	389,714
Iluka Resources Ltd.	114,736	787,637
Imdex Ltd.	135,824	178,817
Imugene Ltd. (b)	1,469,358	98,697
Incitec Pivot Ltd.	524,361	1,063,684
Ingenia Communities Group unit	93,107	255,163
Inghams Group Ltd.	100,229	188,507
Insignia Financial Ltd.	151,025	302,302
Integral Diagnostics Ltd.	53,216	108,308
Invocare Ltd.	37,145	304,643
ioneer Ltd. (b)	395,025	76,948
IPH Ltd.	58,288	309,301
Iress Ltd.	47,565	331,635
JB Hi-Fi Ltd.	29,464	903,458
Johns Lyng Group Ltd.	49,257	175,025
Judo Capital Holdings Ltd. (b)	177,824	163,042
Jumbo Interactive Ltd.	14,631	150,953
Karoon Energy Ltd. (b)	152,132	227,877
Kelsian Group Ltd.	46,793	217,816
Lake Resources NL (b)(c)	363,184	54,889
Leo Lithium Ltd. (b)(d)	273,636	209,533
Lifestyle Communities Ltd.	23,914	278,854
Link Administration Holdings Ltd.	137,768	141,584
Liontown Resources Ltd. (b)	414,283	748,557
Lovisa Holdings Ltd.	15,984	230,297
Lynas Rare Earths Ltd. (b)(c)	251,342	1,139,140
MA Financial Group Ltd.	26,504	84,029
Maas Group Holdings Ltd.	21,860	39,351
Magellan Financial Group Ltd.	41,418	259,565
Magellan Financial Group Ltd. warrants 4/16/27 (b)	5,527	743
McMillan Shakespeare Ltd.	14,881	197,812
Megaport Ltd. (b)	40,203	275,444
Mesoblast Ltd. (b)	207,919	159,727
Metcash Ltd.	246,755	596,683
Monadelphous Group Ltd.	24,763	226,546
Mount Gibson Iron Ltd. (b)	133,177	42,044
Nanosonics Ltd. (b)	69,633	221,234
National Storage REIT unit	322,375	502,371
Netwealth Group Ltd.	32,995	335,987
Neuren Pharmaceuticals Ltd. (b)	28,866	252,642
New Hope Corp. Ltd.	154,305	550,364
NEXTDC Ltd. (b)	138,900	1,189,564
NIB Holdings Ltd.	130,433	725,426
Nick Scali Ltd.	18,987	136,463
Nine Entertainment Co. Holdings Ltd.	392,019	563,503
Novonix Ltd. (b)(c)	103,986	64,958
NRW Holdings Ltd.	108,632	200,662
Nufarm Ltd.	97,183	350,542
Objective Corp. Ltd.	7,505	66,643
Omni Bridgeway Ltd. (b)	68,946	130,597
oOh!media Ltd.	154,026	144,326
Orora Ltd.	216,067	521,025
Paladin Energy Ltd. (Australia) (b)	760,883	375,648
Pepper Money Ltd.	51,004	52,759
Perenti Ltd. (b)	170,395	136,773
Perpetual Trustees Australia Ltd.	30,404	503,616
Perseus Mining Ltd. (Australia)	368,190	429,088
PEXA Group Ltd. (b)	35,755	317,740
Pinnacle Investment Management Group Ltd.	37,814	266,696
Platinum Asset Management Ltd.	118,058	125,690
PointsBet Holdings Ltd. warrants 7/8/24 (b)(d)	2,964	0
PolyNovo Ltd. (b)	157,479	171,361
Premier Investments Ltd.	25,660	381,256
Pro Medicus Ltd.	14,028	648,181
PWR Holdings Ltd.	21,714	133,747
Qube Holdings Ltd.	452,952	894,489
Ramelius Resources Ltd.	266,163	227,947
Region RE Ltd. unit	308,977	502,246
Regis Resources Ltd.	205,282	230,962
Resolute Mng Ltd. (b)	573,195	138,605
Rural Funds Group unit	99,506	133,676
Sandfire Resources NL (b)	122,991	556,812
Sayona Mining Ltd. (b)	2,299,993	224,011
Select Harvests Ltd.	32,611	92,000
Seven Group Holdings Ltd.	43,783	771,105
Seven West Media Ltd. (b)	218,621	56,536
Sigma Healthcare Ltd.	227,380	119,894
Silex Systems Ltd. (b)	47,487	115,148
Silver Lake Resources Ltd. (b)	252,293	150,824
SiteMinder Ltd. (b)	59,108	167,149
Smartgroup Corp. Ltd.	34,093	207,018
Solgold PLC (b)	403,064	81,729
Stanmore Resources Ltd. (b)	72,824	137,454
Steadfast Group Ltd.	237,689	930,793
Strike Energy Ltd. (b)(d)	573,839	171,524
Super Retail Group Ltd.	42,859	354,385
Syrah Resources Ltd. (b)	171,742	80,751
Tabcorp Holdings Ltd.	582,962	413,112
Technology One Ltd.	78,764	833,266
Telix Pharmaceuticals Ltd. (b)	64,090	486,026
Temple & Webster Group Ltd. (b)	23,963	106,233
TerraCom Ltd.	152,351	41,957
The Star Entertainment Group Ltd. (b)	370,078	261,010
Tietto Minerals Ltd. (b)	177,430	60,186
Tyro Payments Ltd. (b)	94,716	88,751
United Malt Group Ltd. (b)	68,053	220,328
Ventia Services Group Pty Ltd.	161,217	314,039
Viva Energy Group Ltd. (e)	228,940	484,404
Vulcan Energy Resources Ltd. (b)	30,974	92,375
Vulcan Steel Ltd.	19,324	100,724
Waypoint (REIT) unit	178,451	314,048
Webjet Ltd. (b)	102,873	544,506
Weebit Nano Ltd. (b)	46,932	195,450
West African Resources Ltd. (b)	263,014	158,117
Whitehaven Coal Ltd.	239,323	1,112,413
WorleyParsons Ltd.	98,920	1,153,478
Yancoal Australia Ltd.	71,023	243,301
TOTAL AUSTRALIA		67,748,977
Austria - 1.0%
Agrana Beteiligungs AG	3,231	57,550
ams-OSRAM AG (b)(c)	73,252	649,150
Andritz AG	18,218	962,675
AT&S Austria Technologie & Systemtechnik AG	6,772	255,838
BAWAG Group AG (e)	21,093	1,027,395
CA Immobilien Anlagen AG	11,569	369,519
DO & CO Restaurants & Catering AG (c)	1,842	248,704
EVN AG	9,726	230,450
Immofinanz AG (b)	9,509	190,493
Immofinanz AG (d)	25,803	0
Kontron AG (c)	10,256	223,161
Lenzing AG (b)	4,672	235,525
Oesterreichische Post AG (c)	9,101	331,717
Palfinger AG	4,559	133,586
PORR AG	5,295	73,821
Raiffeisen International Bank-Holding AG (b)	39,645	641,640
S IMMO AG rights (b)(d)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	2,815	170,230
Semperit AG Holding	2,215	49,560
UNIQA Insurance Group AG	33,610	274,570
Vienna Insurance Group AG	10,357	276,717
Wienerberger AG	28,601	937,744
TOTAL AUSTRIA		7,340,045
Bailiwick of Guernsey - 0.0%
Balanced Commercial Property Trust Ltd.	189,967	169,437
Bailiwick of Jersey - 0.0%
JTC PLC (e)	38,043	351,522
Belgium - 1.4%
Ackermans & Van Haaren SA	6,287	1,094,949
Aedifica SA	13,252	910,661
Agfa-Gevaert NV (b)	32,003	82,338
Barco NV	17,472	406,878
Bekaert SA	9,136	436,155
Bpost SA	27,401	132,018
Cofinimmo SA	9,332	730,550
Colruyt NV	16,242	617,354
Deme Group NV	2,050	271,379
Euronav NV	29,605	484,680
Fagron NV	18,790	334,272
Galapagos NV (b)	12,501	525,347
Immobel SA	1,255	49,675
Intervest Offices & Warehouses NV	7,041	103,582
Ion Beam Applications SA	5,750	92,809
KBC Ancora	9,510	444,809
Kinepolis Group NV	3,703	180,569
Melexis NV	5,437	585,244
Montea SICAFI SCA	3,743	303,307
Ontex Group NV (b)	18,119	155,490
Proximus	40,881	313,112
Recticel SA	11,402	144,420
Retail Estates NV	2,951	188,513
Shurgard Self Storage Europe SARL	7,135	326,271
Tessenderlo Group	6,912	231,792
VGP NV	3,672	393,239
X-Fab Silicon Foundries SE (b)(e)	15,940	193,137
Xior Student Housing NV (b)	7,462	232,597
TOTAL BELGIUM		9,965,147
Bermuda - 0.0%
Cool Co. Ltd.	6,481	88,246
China - 0.3%
AustAsia Group Ltd.	24,000	5,539
CITIC 1616 Holdings Ltd.	453,000	181,806
E-Commodities Holdings Ltd.	356,000	57,059
Fosun Tourism Group (b)(e)	67,800	72,939
Health & Happiness H&H International Holdings Ltd.	61,500	80,434
Kerry Logistics Network Ltd.	98,500	121,248
Shangri-La Asia Ltd. (b)	336,000	279,178
Theme International Holdings Ltd. (b)	1,300,000	145,020
TI Fluid Systems PLC (e)	83,903	144,287
Vesync Co. Ltd.	109,000	45,982
VSTECS Holdings Ltd.	198,000	100,283
Yangzijiang Shipbuilding Holdings Ltd.	691,200	800,487
Yanlord Land Group Ltd. (b)	158,400	96,487
TOTAL CHINA		2,130,749
Cyprus - 0.0%
Atalaya Mining PLC	29,936	126,781
Denmark - 2.1%
ALK-Abello A/S (b)	35,092	382,121
Alm. Brand A/S	229,074	365,375
Ambu A/S Series B (b)(c)	50,553	746,278
Bavarian Nordic A/S (b)	20,948	449,411
Better Collective A/S (b)	8,281	190,379
cBrain A/S	3,040	67,013
Cementir SpA	12,845	121,176
Chemometec A/S (b)	4,199	281,652
D/S Norden A/S	6,463	324,037
DFDS A/S	9,522	341,406
FLSmidth & Co. A/S	14,034	664,696
GN Store Nord A/S (b)	31,374	838,581
H Lundbeck A/S	74,857	371,778
H Lundbeck A/S Class A	10,891	48,819
ISS A/S	42,360	855,963
Jyske Bank A/S (Reg.) (b)	12,984	982,795
Matas A/S	9,222	135,526
Netcompany Group A/S (b)(e)	12,084	561,105
Nilfisk Holding A/S (b)	3,393	64,081
NKT A/S (b)	14,455	827,109
NTG Nordic Transport Group A/S (b)	1,819	113,530
Per Aarsleff Holding A/S	4,608	218,930
Ringkjoebing Landbobank A/S	7,631	1,085,414
Royal Unibrew A/S	13,492	1,167,765
Scandinavian Tobacco Group A/S (e)	15,088	262,249
Schouw & Co.	3,436	272,755
SimCorp A/S	10,895	1,169,492
Solar Holding A/S	1,496	111,912
Spar Nord Bank A/S	19,835	315,492
Sydbank A/S	15,610	749,015
Topdanmark A/S	12,177	552,308
Trifork Holding AG	3,549	69,855
Zealand Pharma A/S (b)	13,402	465,888
TOTAL DENMARK		15,173,906
Egypt - 0.1%
Centamin PLC	312,928	386,938
Energean PLC	36,090	536,340
TOTAL EGYPT		923,278
Faroe Islands - 0.1%
Bakkafrost	13,479	786,659
Finland - 1.3%
Aktia Bank Oyj (A Shares)	14,402	148,849
Anora Group Oyj	11,660	60,511
Cargotec Corp. (B Shares)	10,345	493,873
Caverion Oyj	25,529	240,272
Citycon Oyj	22,215	137,881
F-Secure Corp.	30,793	75,839
Finnair Oyj (b)	167,735	103,923
Huhtamaki Oyj	26,088	926,772
Incap Oyj (b)(c)	4,332	51,060
Kemira Oyj	29,148	457,008
Kempower OYJ (b)(c)	4,501	200,923
Kojamo OYJ	33,286	324,990
Konecranes Oyj	18,136	658,835
Marimekko Oyj	8,093	80,084
Metsa Board OYJ (B Shares) (c)	43,400	350,014
Musti Group OYJ	8,678	170,220
Nokian Tyres PLC	35,139	326,700
Oriola-KD Oyj	24,811	30,226
Outokumpu Oyj (A Shares)	98,662	510,719
Puuilo Oyj	14,862	121,494
Qt Group Oyj (b)	5,137	426,095
Revenio Group Oyj	5,721	202,420
Rovio Entertainment OYJ (e)	12,251	124,058
Talenom OYJ	8,920	65,318
TietoEVRY Oyj	28,683	731,657
Tokmanni Group Corp.	12,653	195,324
Uponor Oyj	13,795	436,827
Valmet Corp.	42,232	1,119,526
YIT OYJ	33,740	81,317
TOTAL FINLAND		8,852,735
France - 3.8%
AB Science SA (b)	6,846	30,259
ABC Arbitrage SA	9,479	61,908
Abivax SA (b)	5,118	98,589
Air France KLM (Reg.) (b)	309,491	534,418
Akwel	2,255	40,662
ALD SA (e)	37,759	401,252
Altarea SCA	1,151	107,570
ALTEN	7,915	1,140,033
Antin Infrastructure Partners SA	9,573	171,882
Atos SE (b)	29,846	310,043
Aubay	1,973	92,630
Believe SA (b)	5,489	66,749
Beneteau SA	10,065	164,448
BIC SA	6,507	397,787
Boiron SA	1,653	91,419
Bonduelle SCA	3,810	45,326
Carmila SA	17,387	281,785
Casino Guichard Perrachon SA (b)(c)	10,191	26,556
CGG SA (b)	194,688	136,955
Chargeurs SA	4,918	60,454
Clariane SE (c)	19,959	155,260
Coface SA	28,489	417,231
Compagnie des Alpes	5,315	78,191
Compagnie Plastic Omnium SA	15,735	306,567
Derichebourg	23,466	144,614
Elior SA (b)(e)	30,154	76,918
Elis SA	50,978	1,053,185
Equasens	1,411	129,852
Eramet SA	2,322	195,307
Esker SA	1,454	241,559
Etablissements Maurel & Prom	16,261	76,665
Euroapi SASU (b)	14,109	164,591
Eutelsat Communications (c)	36,767	247,605
Fnac Darty SA	3,007	104,806
Forvia (b)	42,562	1,067,906
Gaztransport et Technigaz SA	8,975	1,094,363
Gl Events	2,001	40,526
ICADE	9,148	372,959
ID Logistics Group (b)	694	199,157
Imerys SA	9,142	317,430
Interparfums SA	5,622	405,499
Ipsos SA	10,673	533,471
JCDecaux SA (b)	17,380	325,814
Kaufman & Broad SA	3,114	85,767
LISI	4,373	114,193
Maisons du Monde SA (e)	7,866	82,508
Manitou BF SA	2,742	79,139
McPhy Energy SA (b)(c)	5,607	47,316
Mercialys SA	21,423	185,492
Mersen SA	5,910	278,116
Metropole Television SA	6,847	96,738
Neoen SA (e)	18,525	609,010
Nexans SA	7,061	626,520
Nexity	11,340	192,137
OVH Groupe SAS (b)	10,190	114,952
Peugeot Invest	1,302	153,462
Pierre Et Vacances La Defense	36,714	62,327
Quadient SA	9,385	208,956
Rexel SA	65,221	1,571,894
Rubis SCA	26,337	649,228
SCOR SE	38,693	1,155,892
Seche Environment SA	613	78,453
SES-imagotag SA (b)	1,705	220,833
SMCP S.A.S. (b)(e)	12,355	92,645
Soitec SA (b)	7,161	1,408,966
Sopra Steria Group	4,164	905,133
SPIE SA	37,680	1,130,187
Technip Energies NV	38,687	881,779
Television Francaise 1 SA	11,212	91,717
Trigano SA	2,348	344,131
Ubisoft Entertainment SA (b)	25,478	857,200
Vallourec SA (b)	39,962	521,107
Valneva SE (b)	27,883	209,206
Verallia SA (e)	19,801	877,815
Vicat SA	4,883	165,898
Virbac SA	1,148	353,423
Voltalia SA (b)	10,720	186,229
Waga Energy SA (b)	1,380	43,243
Wavestone	2,165	128,543
TOTAL FRANCE		26,820,356
Gabon - 0.0%
BW Energy Ltd. (b)	24,777	73,341
Georgia - 0.1%
Bank of Georgia Group PLC	9,452	394,839
TBC Bank Group PLC	11,598	370,619
TOTAL GEORGIA		765,458
Germany - 4.8%
1&1 AG	9,476	107,939
About You Holding AG (b)(c)	10,088	71,875
Adesso AG	888	103,689
ADVA Optical Networking SE (b)	4,899	107,729
Aixtron AG	30,522	1,210,807
Amadeus Fire AG	1,558	185,006
Aroundtown SA (c)	227,404	352,793
ATOSS Software AG	1,073	260,728
Aurubis AG	8,473	796,896
Auto1 Group SE (b)(e)	26,109	281,212
Basler AG (c)	3,369	55,267
BayWa AG	3,677	154,033
Bertrandt AG (b)	1,340	70,352
Bilfinger Berger AG	7,585	274,710
Borussia Dortmund GmbH & Co. KGaA (b)	20,697	98,876
CANCOM AG	9,560	275,394
CECONOMY AG (b)	39,523	118,460
Cewe Stiftung & Co. KGAA	1,395	144,177
CompuGroup Medical AG	7,276	369,278
CropEnergies AG	7,114	71,492
CTS Eventim AG	16,791	1,145,549
CureVac NV (b)(c)	26,872	237,252
Datagroup AG	1,166	74,485
Dermapharm Holding SE	5,008	244,480
Deutsche Beteiligungs AG	3,877	129,162
Deutsche EuroShop AG	4,113	100,168
Deutsche Pfandbriefbank AG (c)(e)	36,138	300,586
Deutz AG	32,297	177,730
DIC Asset AG	11,297	55,584
Draegerwerk AG & Co. KGaA	811	36,024
Duerr AG	13,876	432,984
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,038	159,832
ELMOS Semiconductor AG	2,160	192,369
ElringKlinger AG	7,372	63,142
Encavis AG (b)	30,302	507,918
Energiekontor AG	1,876	162,950
Evotec OAI AG (b)	38,196	1,006,656
Fielmann AG	6,821	350,535
Flatex AG (b)	17,997	177,456
Formycon AG (b)	2,370	174,068
Fraport AG Frankfurt Airport Services Worldwide (b)	10,009	528,565
Freenet AG	32,008	792,542
Gerresheimer AG	9,296	1,100,797
GFT Technologies AG	4,664	135,278
Grand City Properties SA	21,301	175,653
Grenkeleasing AG	7,555	208,083
Hamborner (REIT) AG	19,488	140,990
Hamburger Hafen und Logistik AG	7,203	94,720
Heidelberger Druckmaschinen AG (b)	70,692	112,625
Hensoldt AG	14,126	480,235
Hochtief AG	6,280	618,330
Hornbach Holding AG & Co. KGaA	2,387	193,032
Hugo Boss AG	15,111	1,221,169
Hypoport AG (b)(c)	1,200	250,554
INDUS Holding AG	5,509	147,491
Instone Real Estate Group BV (e)	8,115	56,479
Ionos SE	5,568	86,320
Jenoptik AG	13,730	443,826
JOST Werke AG (e)	3,404	198,363
K+S AG	51,597	982,863
KION Group AG	19,344	810,764
Kloeckner & Co. AG	18,793	175,635
Knaus Tabbert AG (c)	1,116	73,500
Krones AG	3,827	461,173
Lanxess AG	22,076	743,226
MBB SE	532	46,093
Medios AG (b)	3,771	72,559
Metro Wholesale & Food Specialist AG (b)	39,035	339,275
Montana Aerospace AG (b)(e)	7,491	117,684
Morphosys AG (b)	8,743	255,955
Nagarro SE (b)(c)	2,235	211,826
Nordex SE (b)	31,354	443,332
NORMA Group AG	8,133	143,344
Northern Data AG (b)	3,197	69,248
OHB SE	1,307	45,483
Patrizia Immobilien AG	11,152	114,033
Pfeiffer Vacuum Technology AG	935	154,822
PNE AG	8,228	120,502
ProSiebenSat.1 Media AG	43,863	436,554
PVA TePla AG (b)	5,835	137,422
SAF-Holland SA	12,219	174,518
Salzgitter AG (c)	6,472	224,153
Schaeffler AG	33,418	213,110
secunet Security Network AG	444	101,785
SGL Carbon AG (b)(c)	16,688	139,448
Siltronic AG	4,840	425,726
Sirius Real Estate Ltd.	318,401	337,316
Sixt SE	3,663	441,813
SMA Solar Technology AG (b)(c)	4,204	400,522
Software AG	14,046	491,106
Softwareone Holding AG	29,826	636,844
Stabilus Se	6,713	382,702
Steico AG (c)	1,515	58,717
STRATEC Biomedical Systems AG	2,157	120,953
Stroeer SE & Co. KGaA	9,166	443,634
Suedzucker AG (Bearer)	16,490	285,559
Suess MicroTec AG	4,881	121,823
SUSE SA (b)(c)	11,478	135,161
Synlab AG	18,202	180,118
TAG Immobilien AG (b)	44,840	504,109
Takkt AG	6,122	87,909
TeamViewer AG (b)(e)	37,430	636,039
Thyssenkrupp AG	134,073	1,065,798
TUI AG (GB) (b)	122,881	993,506
United Internet AG	23,224	347,784
Varta AG (b)(c)	4,982	112,896
VERBIO Vereinigte BioEnergie AG (c)	5,115	249,141
VIB Vermoegen AG (c)	2,168	37,806
Vitesco Technologies Group AG (b)	5,440	465,045
Vossloh AG	2,405	107,755
Wacker Construction Equipment AG	7,562	196,220
Wuestenrot & Wuerttembergische AG	6,414	111,002
TOTAL GERMANY		34,010,006
Ghana - 0.0%
Tullow Oil PLC (b)	339,747	150,338
Guatemala - 0.1%
Millicom International Cellular SA (depository receipt) (b)	46,348	719,234
Hong Kong - 1.6%
ASMPT Ltd.	83,200	809,181
Bank of East Asia Ltd.	287,402	440,745
C-Mer Eye Care Holdings Ltd. (b)	152,000	78,739
Cadeler A/S (b)(c)	29,269	121,581
Cafe de Coral Holdings Ltd.	96,000	125,802
Champion (REIT)	562,000	206,816
Chinese Estates Holdings Ltd. (b)	134,000	37,972
Chow Sang Sang Holdings International Ltd.	97,000	112,934
Citychamp Watch & Jewel Gr Ltd. (b)	338,000	51,141
CK Life Sciences International Holding, Inc.	800,000	78,986
Comba Telecom Systems Holdings Ltd.	528,000	88,689
Cowell e Holdings, Inc. (b)	68,000	126,602
Dah Sing Banking Group Ltd.	114,400	85,665
Dah Sing Financial Holdings Ltd.	51,200	126,311
EC Healthcare	110,000	65,586
Far East Consortium International Ltd.	362,906	85,621
Fortune (REIT)	404,000	291,646
Guotai Junan International Holdings Ltd.	791,000	67,954
Haitong International Securities Group Ltd. (b)	802,700	75,135
Hang Lung Group Ltd.	218,000	339,904
HKBN Ltd.	224,000	122,069
Hong Kong Television Network Ltd.	153,000	90,636
Hutchison Port Holdings Trust	1,286,700	238,040
Hutchison Telecommunications Hong Kong Holdings Ltd.	376,000	57,372
Hysan Development Co. Ltd.	166,000	391,645
Johnson Electric Holdings Ltd.	100,000	137,712
K Wah International Holdings Ltd.	305,000	99,726
Kerry Properties Ltd.	154,500	332,816
Kingkey Financial International Holdings Ltd. (b)(c)	960,000	227,724
Luk Fook Holdings International Ltd.	87,000	229,244
Man Wah Holdings Ltd.	421,200	362,931
Melco Crown Entertainment Ltd. sponsored ADR (b)	59,621	812,038
Melco International Development Ltd. (b)	186,000	195,805
Nissin Foods Co. Ltd.	41,000	32,647
NWS Holdings Ltd.	421,000	482,059
Pacific Basin Shipping Ltd.	1,426,000	462,601
Pacific Textile Holdings Ltd.	247,000	61,442
PAX Global Technology Ltd.	189,000	153,160
PCCW Ltd.	1,142,000	582,795
Perfect Shape (PRC) Holdings Ltd.	102,931	57,412
Prosperity (REIT)	350,000	75,844
Realord Group Holdings Ltd. (b)(c)	116,000	87,310
Sa Sa International Holdings Ltd. (b)	294,000	53,531
Shun Tak Holdings Ltd. (b)	322,000	53,674
SmarTone Telecommunications Holdings Ltd.	92,000	55,562
Stella International Holdings Ltd.	141,500	138,798
Sun Hung Kai & Co. Ltd.	162,000	60,239
Sunevision Holdings Ltd.	191,000	98,942
Sunlight (REIT)	279,000	103,745
Super Hi International Holding Ltd.	42,000	86,166
Texhong International Group Ltd.	77,000	56,573
The United Laboratories International Holdings Ltd.	266,000	212,489
United Energy Group Ltd.	2,110,000	265,140
Value Partners Group Ltd.	254,000	95,426
Vitasoy International Holdings Ltd.	232,000	307,592
Viva Goods Co. Ltd. (b)	1,056,000	193,627
Vtech Holdings Ltd.	44,200	275,155
Yue Yuen Industrial (Holdings) Ltd.	217,500	290,041
TOTAL HONG KONG		11,056,738
Indonesia - 0.1%
Bumitama Agri Ltd.	88,500	37,936
First Pacific Co. Ltd.	624,000	225,632
First Resources Ltd.	145,600	165,336
Golden Agri-Resources Ltd.	1,709,500	321,395
Nickel Industries Ltd.	487,947	270,397
TOTAL INDONESIA		1,020,696
Iraq - 0.0%
Genel Energy PLC	41,866	55,985
Gulf Keystone Petroleum Ltd.	57,730	92,091
TOTAL IRAQ		148,076
Ireland - 0.4%
C&C Group PLC (United Kingdom)	107,183	189,824
Cairn Homes PLC	172,092	206,623
COSMO Pharmaceuticals NV	2,599	133,519
Dalata Hotel Group PLC (b)	57,000	266,667
Glanbia PLC	54,651	847,853
Glenveagh Properties PLC (b)(e)	150,745	178,009
Greencore Group PLC (b)	130,985	147,423
Irish Residential Properties REIT PLC	122,147	130,003
Keywords Studios PLC	20,013	452,547
Origin Enterprises PLC	29,627	104,240
Uniphar PLC	73,408	232,047
TOTAL IRELAND		2,888,755
Israel - 2.6%
AFI Properties Ltd. (b)	1,487	60,343
Africa Israel Residences Ltd.	1,672	81,857
Airport City Ltd. (b)	18,441	277,870
Alony Hetz Properties & Investments Ltd.	41,306	347,152
Altshuler Shaham Finance Ltd.	20,122	38,124
Amot Investments Ltd.	63,378	339,933
Arad Investment & Industrial Development Ltd.	717	88,751
Ashtrom Group Ltd.	10,992	165,568
Azorim Investment Development & Construction Co. Ltd. (b)	19,359	67,292
Bezeq The Israel Telecommunication Corp. Ltd.	556,960	737,735
Big Shopping Centers Ltd. (b)	3,218	302,750
Blue Square Real Estate Ltd.	1,460	89,229
Camtek Ltd. (b)	7,846	362,568
Carasso Motors Ltd.	8,267	37,618
Cellcom Israel Ltd. (Israel) (b)	28,657	101,638
Clal Insurance Enterprises Holdings Ltd. (b)	17,995	274,184
Danel Adir Yeoshua Ltd.	1,565	123,526
Danya Cebus Ltd.	1,993	50,955
Delek Automotive Systems Ltd.	15,553	112,693
Delek Group Ltd.	2,398	338,504
Delta Galil Industries Ltd.	3,163	124,743
Doral Group Renewable Energy Resources Ltd. (b)	24,400	53,092
Elco Ltd.	2,644	96,148
Electra Consumer Products 1970 Ltd.	3,283	82,016
Electra Israel Ltd.	567	249,862
Electra Real Estate Ltd.	7,101	89,230
Energix-Renewable Energies Ltd.	73,250	268,363
Enlight Renewable Energy Ltd. (b)	31,286	603,145
Equital Ltd. (b)	5,976	180,094
Fattal Holdings 1998 Ltd. (b)	1,956	206,578
FIBI Holdings Ltd.	4,831	215,228
First International Bank of Israel	14,815	626,585
Formula Systems (1985) Ltd.	2,687	195,058
Fox Wizel Ltd.	2,219	185,286
G City Ltd.	23,023	79,902
Harel Insurance Investments and Financial Services Ltd.	31,465	248,441
Hilan Ltd.	4,065	199,123
IDI Insurance Co. Ltd.	2,196	45,394
Innoviz Technologies Ltd. (b)(c)	29,665	121,627
Isracard Ltd.	54,665	226,739
Israel Canada T.R Ltd.	37,205	92,288
Israel Corp. Ltd. (Class A)	1,024	318,899
Isras Investment Co. Ltd.	507	104,016
Ituran Location & Control Ltd.	3,710	103,175
Kornit Digital Ltd. (b)	13,603	431,079
M Yochananof & Sons Ltd.	1,326	60,301
Magic Software Enterprises Ltd.	7,505	94,980
Matrix IT Ltd.	9,347	186,856
Maytronics Ltd.	13,445	183,355
Mega Or Holdings Ltd.	6,410	141,271
Melisron Ltd.	6,997	462,451
Menora Mivtachim Holdings Ltd.	5,762	122,993
Migdal Insurance & Financial Holdings Ltd.	115,804	143,312
Mivne Real Estate KD Ltd.	172,233	454,257
Nano Dimension Ltd. ADR (b)(c)	66,557	206,327
Nano-X Imaging Ltd. (b)(c)	13,326	165,242
Naphtha Israel Petroleum Corp. Ltd.	9,667	47,827
Nayax Ltd. (b)	2,198	48,388
NeoGames SA (b)	3,587	97,710
Neto Malinda Trading Ltd. (b)	3,057	54,477
Nova Ltd. (b)	7,721	959,284
Oil Refineries Ltd.	685,480	219,069
One Software Technologies Ltd.	10,365	137,574
OPC Energy Ltd. (b)	29,999	213,774
OY Nofar Energy Ltd. (b)	4,142	97,245
Partner Communications Co. Ltd. (b)	35,096	149,867
Paz Oil Co. Ltd. (b)	2,738	297,880
Perion Network Ltd. (b)	12,512	452,952
Plus500 Ltd.	24,581	475,083
Prashkovsky Investments & Construction Ltd.	1,778	41,299
Property & Building Corp. Ltd. (b)	792	32,290
Radware Ltd. (b)	10,556	198,347
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,396	144,673
Reit 1 Ltd.	52,849	229,988
Retailors Ltd.	5,137	111,105
Sapiens International Corp. NV	8,099	214,467
Scope Metals Group Ltd. (b)	1,976	69,384
Sella Capital Real Estate Ltd.	57,050	118,797
Shapir Engineering and Industry Ltd.	38,494	274,834
Shikun & Binui Ltd. (b)	71,694	196,363
Shufersal Ltd. (b)	72,021	381,981
Sisram Medical Ltd. (e)	38,000	44,242
Strauss Group Ltd. (b)	14,206	334,725
Summit Real Estate Holdings Ltd.	10,140	140,324
Taboola.com Ltd. (b)(c)	35,077	131,188
Tadiran Group Ltd.	794	63,794
Tel Aviv Stock Exchange Ltd. (b)	27,262	145,332
The Phoenix Holdings Ltd.	47,631	489,569
Tremor International Ltd. (b)(c)	26,752	102,310
Turpaz Industries Ltd.	9,008	28,053
WalkMe Ltd. (b)	5,872	52,789
YH Dimri Construction & Development Ltd.	2,054	145,140
ZIM Integrated Shipping Services Ltd. (c)	25,856	391,460
TOTAL ISRAEL		18,699,330
Italy - 3.5%
A2A SpA	419,509	800,500
ACEA SpA	11,593	141,996
Anima Holding SpA (e)	46,329	178,591
Antares Vision SpA (b)	6,894	46,541
Ariston Holding NV	16,866	156,976
Arnoldo Mondadori Editore SpA	35,543	83,826
Ascopiave SpA	17,116	43,002
Azimut Holding SpA	28,774	679,563
Banca Generali SpA	15,676	587,395
Banca IFIS SpA	7,257	128,144
Banca Mediolanum S.p.A.	60,341	586,489
Banca Monte dei Paschi di Siena SpA (b)	135,552	391,228
Banca Popolare di Sondrio SCARL	109,768	530,311
Banco BPM SpA	367,092	1,835,653
BFF Bank SpA (e)	49,950	563,479
Biesse SpA	2,552	34,373
BPER Banca	284,385	984,008
Brembo SpA	40,193	568,754
Brunello Cucinelli SpA	9,122	771,781
Buzzi SpA	26,064	740,506
Carel Industries SpA (e)	10,908	312,427
CIR SpA (b)	184,819	82,299
Credito Emiliano SpA	23,130	197,857
Cromwell European (REIT)	82,890	146,731
d'Amico International Shipping SA	11,626	48,140
Danieli & C. Officine Meccaniche SpA	2,896	71,643
Datalogic SpA	6,765	50,282
De'Longhi SpA	20,239	514,039
Digital Bros SpA (c)	1,405	21,735
Digital Value SpA	1,068	71,395
Dovalue SpA (e)	16,274	81,235
El.En. Group SpA	11,860	140,702
Enav SpA (e)	73,276	314,533
ERG SpA	16,271	467,644
Esprinet SpA	8,965	52,735
Eurogroup Laminations SpA	20,186	111,084
Fila SpA	8,599	76,582
Fincantieri Cantieri Navali It (b)	136,452	78,315
Gruppo MutuiOnline SpA	7,100	254,100
GVS SpA (b)(e)	18,777	119,227
Hera SpA	219,668	682,067
Illimity Bank SpA	15,566	106,454
Industrie de Nora SpA	8,978	185,285
Interpump Group SpA	19,053	1,036,545
Iren SpA	175,179	354,594
Italgas SpA	130,632	769,856
Iveco Group NV (b)	47,452	450,048
Juventus Football Club SpA (b)(c)	273,661	102,844
Leonardo SpA	108,657	1,471,253
LU-VE SpA	2,378	77,000
Maire Tecnimont SpA	40,018	164,383
MARR SpA	8,898	138,337
MFE-MediaForEurope NV	34,761	26,830
MFE-MediaForEurope NV Class A	295,983	156,664
OVS (e)	54,699	150,234
Pharmanutra SpA	1,020	65,159
Piaggio & C SpA	43,973	172,894
Pirelli & C. SpA (e)	80,824	431,000
Rai Way SpA (e)	26,048	148,354
Reply SpA	6,531	708,030
Safilo Group SpA (b)	60,681	77,394
Saipem SpA (b)(c)	321,640	514,904
Salcef Group SpA	4,194	108,596
Salvatore Ferragamo Italia SpA	15,865	258,339
Sanlorenzo SpA	3,711	144,033
Saras SpA	140,541	200,805
Seco SpA (b)(c)	10,099	51,833
Sesa SpA	2,094	245,431
SOL SpA	9,839	277,481
Tamburi Investment Partners SpA	29,817	289,153
Technogym SpA (e)	35,128	324,242
Technoprobe SpA (b)	31,951	291,931
Tinexta SpA	5,788	108,186
Tod's SpA (b)	2,698	122,514
Unipol Gruppo SpA	105,593	588,160
Webuild SpA (c)	109,377	214,063
Webuild SpA warrants 8/2/30 (b)	6,588	12,893
Wiit SpA	2,985	63,343
Zignago Vetro SpA	8,448	151,404
TOTAL ITALY		24,508,357
Japan - 31.4%
77 Bank Ltd.	14,400	306,189
Abalance Corp. (c)	2,800	180,874
ABC-MART, Inc.	8,900	492,279
Activia Properties, Inc.	187	544,182
Adastria Co. Ltd.	6,500	132,316
Adeka Corp.	20,800	420,708
Advance Logistics Investment Corp.	174	161,445
Advance Residence Investment Corp.	353	859,765
Adventure, Inc.	800	52,016
Aeon (REIT) Investment Corp.	457	480,884
Aeon Delight Co. Ltd.	5,500	113,816
AEON Financial Service Co. Ltd.	29,300	262,797
Aeon Hokkaido Corp.	11,300	68,627
AEON MALL Co. Ltd.	27,600	340,768
Ai Holdings Corp.	8,900	140,008
Aica Kogyo Co. Ltd.	13,700	325,106
Aichi Corp.	6,600	41,614
Aichi Financial Group, Inc.	11,900	204,851
Aida Engineering Ltd.	10,700	76,340
Aiful Corp.	83,500	209,535
Ain Holdings, Inc.	7,100	252,080
Air Water, Inc.	49,500	695,884
Airtrip Corp.	3,700	67,308
Alfresa Holdings Corp.	49,100	783,101
Alpen Co. Ltd.	4,400	61,021
Alpha Systems, Inc.	1,800	43,145
Alps Alpine Co. Ltd.	50,000	441,254
Amada Co. Ltd.	91,500	898,824
Amano Corp.	14,400	326,737
Amvis Holdings, Inc.	10,600	215,033
Anicom Holdings, Inc.	19,800	87,960
Anritsu Corp.	36,500	287,095
Anycolor, Inc. (b)	5,000	124,240
Aoki International Co. Ltd.	8,900	57,492
Aozora Bank Ltd.	32,000	657,140
Appier Group, Inc. (b)	15,200	180,564
Arata Corp.	3,700	127,828
Arcland Sakamoto Co. Ltd.	6,500	74,794
Arcland Service Holdings Co. Ltd.	4,000	85,193
ARCS Co. Ltd.	10,800	188,268
ARE Holdings, Inc.	19,300	258,844
Argo Graphics, Inc.	4,600	113,169
Ariake Japan Co. Ltd.	4,900	178,517
ARTERIA Networks Corp.	6,900	95,838
As One Corp.	7,600	301,778
Asics Corp.	43,400	1,366,079
ASKUL Corp.	10,500	146,357
Atom Corp. (b)(c)	31,000	193,934
Autobacs Seven Co. Ltd.	18,000	197,505
Avex, Inc.	8,600	90,676
Axial Retailing, Inc.	4,100	109,370
AZ-Com Maruwa Holdings, Inc.	10,200	140,025
Bank of Kyoto Ltd.	15,300	901,341
Base Co. Ltd.	1,700	65,125
Belc Co. Ltd.	2,800	132,457
Bell System24 Holdings, Inc.	9,000	87,871
Belluna Co. Ltd.	12,900	64,743
Benefit One, Inc.	21,600	222,658
Benesse Holdings, Inc.	17,800	232,470
Bengo4.Com, Inc. (b)(c)	2,100	62,809
Bic Camera, Inc.	25,500	191,431
Biprogy, Inc.	20,600	504,773
BML, Inc.	5,600	118,286
Bunka Shutter Co. Ltd.	11,500	89,080
Bushiroad, Inc.	9,100	48,102
C. Uyemura & Co. Ltd.	2,600	171,792
Calbee, Inc.	21,600	419,277
Canon Electronics, Inc.	5,000	63,473
Canon Marketing Japan, Inc.	12,300	322,144
Casio Computer Co. Ltd.	50,500	430,935
Cawachi Ltd.	3,500	55,625
Cellebrite DI Ltd. (b)(c)	10,372	81,005
CellSource Co. Ltd. (b)	1,800	28,088
Central Glass Co. Ltd.	5,900	127,941
Change Holdings, Inc.	11,800	155,768
Chiyoda Corp. (b)	42,800	103,792
Chofu Seisakusho Co. Ltd.	4,600	80,835
Chudenko Corp.	7,000	114,645
Chugin Financial Group, Inc.	36,900	247,574
Chugoku Electric Power Co., Inc. (b)	78,200	542,423
Chugoku Marine Paints Ltd.	8,100	70,088
Ci Takiron Corp.	9,600	38,936
Citizen Watch Co. Ltd.	59,300	386,816
CKD Corp.	13,500	204,780
Coca-Cola West Co. Ltd.	35,800	412,569
COLOPL, Inc.	15,300	71,518
Colowide Co. Ltd.	20,100	298,113
Comforia Residential REIT, Inc.	178	426,029
COMSYS Holdings Corp.	30,500	608,971
Comture Corp.	6,200	88,033
Cosmo Energy Holdings Co. Ltd.	16,600	513,525
Cosmos Pharmaceutical Corp.	5,400	623,639
CRE Logistics REIT, Inc.	159	196,145
Create Restaurants Holdings, Inc.	31,410	239,993
Create SD Holdings Co. Ltd.	7,200	177,640
Credit Saison Co. Ltd.	39,800	635,054
Curves Holdings Co. Ltd.	13,800	77,990
CYBERDYNE, Inc. (b)	28,300	60,871
Cybozu, Inc.	7,800	122,100
Daicel Chemical Industries Ltd.	69,300	641,049
Daido Steel Co. Ltd.	7,000	299,406
Daiei Kankyo Co. Ltd.	10,700	180,959
Daihen Corp.	5,200	200,302
Daiho Corp.	1,400	39,117
Daiichikosho Co. Ltd.	20,600	415,504
Daiken Corp.	3,100	51,098
Daiki Aluminum Industry Co. Ltd.	7,100	77,306
Daikokutenbussan Co. Ltd.	1,400	59,340
Daio Paper Corp.	23,200	199,197
Daiseki Co. Ltd.	10,980	369,306
Daishi Hokuetsu Financial Group, Inc.	10,000	249,534
Daiwa Industries Ltd.	7,300	74,198
Daiwa Office Investment Corp.	77	338,818
Daiwa Securities Living Invest	519	415,521
Daiwabo Holdings Co. Ltd.	22,100	427,351
DCM Holdings Co. Ltd.	29,500	249,661
Demae-Can Co. Ltd. (b)(c)	14,100	48,366
DeNA Co. Ltd.	19,500	238,773
Denka Co. Ltd.	20,400	402,293
Descente Ltd.	9,300	269,328
Dexerials Corp.	14,900	337,244
Dic Corp.	20,400	384,440
Digital Arts, Inc.	3,100	122,462
Digital Garage, Inc.	9,000	261,589
Dip Corp.	9,800	246,955
Direct Marketing MiX, Inc.	5,600	31,254
Dmg Mori Co. Ltd.	30,700	520,820
Doshisha Co. Ltd.	5,300	87,287
Doutor Nichires Holdings Co., Ltd.	7,900	123,943
Dowa Holdings Co. Ltd.	14,300	461,170
DTS Corp.	9,500	224,036
Duskin Co. Ltd.	10,900	245,942
Dydo Group Holdings, Inc.	2,300	83,583
Earth Corp.	4,100	146,403
Earth Infinity Co. Ltd. (b)	11,800	13,935
Ebara Corp.	24,800	1,168,658
EDION Corp.	18,000	184,979
eGuarantee, Inc.	9,700	143,661
Eiken Chemical Co. Ltd.	9,600	101,827
Eizo Corp.	3,900	138,439
Elan Corp.	7,700	47,738
Elecom Co. Ltd.	11,100	119,376
Electric Power Development Co. Ltd.	39,200	619,970
EM Systems Co. Ltd.	9,200	55,033
en japan, Inc.	7,900	155,873
eRex Co. Ltd.	8,200	65,363
ES-Con Japan Ltd.	9,800	55,384
euglena Co. Ltd. (b)(c)	26,300	162,682
Exedy Corp.	8,500	148,533
Exeo Group, Inc.	25,000	519,365
Ezaki Glico Co. Ltd.	12,900	340,941
Fancl Corp.	21,100	369,304
FCC Co. Ltd.	9,400	123,030
Ferrotec Holdings Corp.	12,600	304,228
Financial Products Group Co. Ltd.	17,100	164,792
Food & Life Companies Ltd.	29,600	581,534
FP Corp.	12,300	258,856
Freee KK (b)	10,800	237,613
Frontier Real Estate Investment Corp.	132	438,407
Fuji Co. Ltd.	8,100	104,364
Fuji Corp.	19,700	359,963
Fuji Kyuko Co. Ltd.	5,900	235,146
Fuji Media Holdings, Inc.	12,500	138,210
Fuji Oil Holdings, Inc.	10,600	149,427
Fuji Seal International, Inc.	10,500	117,425
Fuji Soft ABC, Inc.	13,600	452,648
Fujicco Co. Ltd.	4,600	61,144
Fujikura Ltd.	63,200	527,315
Fujimi, Inc.	14,100	341,437
Fujimori Kogyo Co. Ltd.	3,800	95,357
Fujio Food Group, Inc. (b)	4,400	43,423
Fujitec Co. Ltd.	17,000	436,397
Fujitsu General Ltd.	16,200	338,029
Fujiya Co. Ltd.	2,900	48,821
Fukui Computer Holdings, Inc.	3,000	55,270
Fukuoka (REIT) Investment Fund	172	201,300
Fukuoka Financial Group, Inc.	43,700	1,050,532
Fukushima Industries Corp.	3,300	116,909
Fukuyama Transporting Co. Ltd.	5,600	158,043
Fullcast Holdings Co. Ltd.	5,100	82,380
Funai Soken Holdings, Inc.	10,300	190,774
Furukawa Co. Ltd.	7,300	83,691
Furukawa Electric Co. Ltd.	18,100	346,885
Fuso Chemical Co. Ltd.	5,200	163,568
Future Corp.	11,800	128,480
Fuyo General Lease Co. Ltd.	4,500	371,033
G-7 Holdings, Inc.	5,200	45,689
G-Tekt Corp.	5,500	71,444
Genky DrugStores Co. Ltd.	2,200	77,784
Geo Holdings Corp.	6,400	88,623
Giken Ltd.	4,600	67,804
Global One Real Estate Investment Corp.	275	227,129
GLOBERIDE, Inc.	4,100	67,610
Glory Ltd.	11,100	227,984
GMO Financial Gate, Inc.	900	74,460
GMO Financial Holdings, Inc.	10,200	52,267
GMO GlobalSign Holdings KK	1,100	23,505
GMO Internet, Inc.	17,800	352,897
GNI Group Ltd. (b)	12,700	115,783
Goldcrest Co. Ltd.	3,600	48,838
GOLDWIN, Inc.	6,400	524,992
GREE, Inc.	17,000	75,043
GS Yuasa Corp.	17,400	349,370
GungHo Online Entertainment, Inc.	11,700	229,411
Gunma Bank Ltd.	92,700	392,068
Gunze Ltd.	4,000	125,681
H.I.S. Co. Ltd. (b)	14,100	201,889
H.U. Group Holdings, Inc.	14,700	290,146
H2O Retailing Corp.	21,900	235,371
Hakuto Co. Ltd.	2,800	110,217
Halows Co. Ltd.	2,500	65,020
Hamakyorex Co. Ltd.	4,100	113,116
Hankyu REIT, Inc.	167	166,806
Hanwa Co. Ltd.	8,600	293,488
Harmonic Drive Systems, Inc.	14,300	393,020
Haseko Corp.	64,800	842,881
Hazama Ando Corp.	39,000	311,693
Heiwa Corp.	15,000	253,892
Heiwa Real Estate (REIT), Inc.	257	262,121
Heiwa Real Estate Co. Ltd.	7,800	217,664
Heiwado Co. Ltd.	7,700	130,981
Hiday Hidaka Corp.	6,800	120,929
Hino Motors Ltd. (b)	77,800	311,167
Hioki EE Corp.	2,500	142,691
Hirata Corp.	2,300	128,689
Hirogin Holdings, Inc.	66,600	411,308
Hisamitsu Pharmaceutical Co., Inc.	13,800	440,583
Hitachi Zosen Corp.	43,700	287,207
Hogy Medical Co. Ltd.	5,600	122,616
Hokkaido Electric Power Co., Inc. (b)	43,500	202,968
Hokkoku Financial Holdings, Inc.	5,400	183,334
Hokuetsu Corp.	30,300	183,378
Hokuhoku Financial Group, Inc.	29,500	263,554
Hokuriku Electric Power Co., Inc. (b)	44,600	271,835
Hokuto Corp.	5,400	70,677
Horiba Ltd.	9,700	571,439
Hoshino Resorts REIT, Inc.	65	284,645
Hosiden Corp.	10,100	130,416
House Foods Group, Inc.	16,300	376,379
Hulic (REIT), Inc.	351	407,092
Ichibanya Co. Ltd.	3,900	152,694
Ichigo Real Estate Investment Corp.	305	189,948
Ichigo, Inc.	69,100	131,143
Idec Corp.	7,500	159,210
IDOM, Inc.	16,100	94,270
IHI Corp.	37,400	918,011
Iino Kaiun Kaisha Ltd.	17,500	112,923
Inaba Denki Sangyo Co. Ltd.	13,000	288,300
Inabata & Co. Ltd.	10,600	246,624
Inageya Co. Ltd.	6,000	63,262
Industrial & Infrastructure Fund Investment Corp.	568	594,091
Infocom Corp.	6,400	108,417
Infomart Corp.	53,400	158,776
Information Services Inter-Dentsu Ltd.	7,000	247,988
INFRONEER Holdings, Inc.	48,116	467,919
Insource Co. Ltd.	13,700	120,759
Internet Initiative Japan, Inc.	27,800	516,664
Invincible Investment Corp.	1,559	645,451
Iriso Electronics Co. Ltd.	5,300	146,969
Isetan Mitsukoshi Holdings Ltd.	90,600	981,370
ITO EN Ltd.	12,000	342,881
Itochu Enex Co. Ltd.	14,000	137,279
Itochushokuhin Co. Ltd.	1,400	53,337
Itoham Yonekyu Holdings, Inc.	34,800	176,611
Iwatani Corp.	11,900	634,711
Iyogin Holdings, Inc.	71,700	505,753
Izumi Co. Ltd.	8,800	221,446
J Trust Co. Ltd.	19,500	64,559
J-Oil Mills, Inc.	4,600	54,774
J. Front Retailing Co. Ltd.	65,200	633,828
JAC Recruitment Co. Ltd.	4,300	85,266
JACCS Co. Ltd.	5,700	208,744
JAFCO Co. Ltd.	13,800	180,181
Japan Airport Terminal Co. Ltd.	16,400	763,600
Japan Aviation Electronics Industry Ltd.	12,600	255,516
Japan Display, Inc. (b)	158,200	43,368
Japan Elevator Service Holdings Co. Ltd.	18,000	222,177
Japan Excellent, Inc.	323	299,467
Japan Hotel REIT Investment Corp.	1,197	594,020
Japan Lifeline Co. Ltd.	15,700	109,916
Japan Logistics Fund, Inc.	239	504,829
Japan Material Co. Ltd.	17,000	300,172
Japan Petroleum Exploration Co. Ltd.	8,800	301,859
Japan Prime Realty Investment Corp.	229	569,824
Japan Pulp & Paper Co. Ltd.	2,800	90,929
Japan Securities Finance Co. Ltd.	21,900	185,649
Japan Steel Works Ltd.	16,200	336,492
Japan Wool Textile Co. Ltd./The	12,400	105,204
JCR Pharmaceuticals Co. Ltd.	19,200	182,195
Jcu Corp.	5,000	118,792
JDC Corp.	12,700	54,455
JEOL Ltd.	11,800	403,770
JGC Holdings Corp.	59,100	827,105
JINS Holdings, Inc.	3,600	89,200
JMDC, Inc.	9,300	354,899
Joshin Denki Co. Ltd.	4,300	61,780
Joyful Honda Co. Ltd.	14,100	163,136
JTEKT Corp.	55,600	523,113
JTOWER, Inc. (b)(c)	2,700	137,595
Juroku Financial Group, Inc.	8,100	200,130
Justsystems Corp.	9,500	270,045
K's Holdings Corp.	37,600	344,906
Kadokawa Corp.	24,700	611,315
KAGA ELECTRONICS Co. Ltd.	4,600	205,644
Kagome Co. Ltd.	20,400	454,560
Kakaku.com, Inc.	35,200	525,285
Kaken Pharmaceutical Co. Ltd.	8,100	201,610
Kameda Seika Co. Ltd.	3,700	113,524
Kamigumi Co. Ltd.	26,600	616,644
Kanamoto Co. Ltd.	7,800	137,342
Kandenko Co. Ltd.	30,400	266,252
Kaneka Corp.	12,800	376,267
Kanematsu Corp.	20,700	303,519
Kansai Paint Co. Ltd.	44,000	720,318
Kanto Denka Kogyo Co. Ltd.	10,600	70,634
Kappa Create Co. Ltd. (b)	6,600	71,583
Katakura Industries Co. Ltd.	4,600	52,252
Katitas Co. Ltd.	13,800	253,369
Kato Sangyo	6,200	169,965
Kawasaki Heavy Industries Ltd.	40,500	1,031,111
KeePer Technical Laboratory Co. Ltd.	3,400	149,847
Keihan Electric Railway Co., Ltd.	27,400	775,401
Keihanshin Bldg Co. Ltd.	7,600	67,471
Keikyu Corp.	59,700	567,143
Keiyo Co. Ltd.	7,600	45,622
Kenedix Office Investment Corp.	227	539,317
Kenedix Residential Investment Corp.	274	428,531
Kenedix Retail REIT Corp.	162	316,906
Kewpie Corp.	26,700	433,067
Kfc Holdings Japan Ltd.	3,900	81,556
KH Neochem Co. Ltd.	8,400	137,161
Ki-Star Real Estate Co. Ltd.	2,400	87,386
Kinden Corp.	33,100	456,022
Kintetsu Department Store Co. Ltd.	2,300	39,609
Kisoji Co. Ltd.	6,800	118,109
Kissei Pharmaceutical Co. Ltd.	7,500	158,683
Kitz Corp.	17,000	126,307
Koa Corp.	8,300	102,565
Kobe Steel Ltd.	96,100	1,048,376
Kohnan Shoji Co. Ltd.	5,600	136,984
Kokuyo Co. Ltd.	22,800	365,403
KOMEDA Holdings Co. Ltd.	12,600	244,002
KOMERI Co. Ltd.	8,000	167,575
Konica Minolta, Inc.	121,200	448,286
Konishi Co. Ltd.	7,800	124,842
Konoike Transport Co. Ltd.	6,700	83,877
Kosaido Holdings Co. Ltd.	3,400	52,913
Koshidaka Holdings Co. Ltd.	13,300	110,502
Kotobuki Spirits Co. Ltd.	5,000	379,925
Kumagai Gumi Co. Ltd.	8,300	187,861
Kumiai Chemical Industry Co. Ltd.	20,100	150,610
Kura Sushi, Inc.	5,700	124,005
Kuraray Co. Ltd.	76,500	768,683
Kureha Chemical Industry Co. Ltd.	4,200	250,645
Kusuri No Aoki Holdings Co. Ltd.	4,300	246,578
Kyb Corp.	4,500	159,104
Kyoei Steel Ltd.	5,400	81,115
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,100	103,794
Kyorin Pharmaceutical Co. Ltd.	10,500	130,858
Kyoritsu Maintenance Co. Ltd.	8,400	328,820
Kyudenko Corp.	11,500	331,343
Kyushu Electric Power Co., Inc. (b)	109,000	740,356
Kyushu Financial Group, Inc.	87,200	423,542
Kyushu Railway Co.	36,200	793,135
LaSalle Logiport REIT	480	513,183
Lawson, Inc.	12,200	611,694
Leopalace21 Corp. (b)	48,700	104,750
LIFE Corp.	6,000	150,353
Lifenet Insurance Co. (b)	15,000	113,029
Link & Motivation, Inc.	13,300	40,013
Lintec Corp.	10,300	169,670
Lion Corp.	63,300	604,902
LITALICO, Inc.	5,800	90,996
M&A Capital Partners Co. Ltd. (b)	3,900	79,938
M&A Research Institute Holding (b)	4,500	124,943
Mabuchi Motor Co. Ltd.	12,600	361,531
Macnica Fuji Electronics Holdings, Inc.	12,300	514,427
Maeda Kosen Co. Ltd.	4,900	108,150
Makino Milling Machine Co. Ltd.	6,000	239,975
Management Solutions Co. Ltd.	2,700	77,243
Mandom Corp.	10,000	100,376
Mani, Inc.	20,400	261,766
Maruha Nichiro Corp.	10,200	176,877
Marui Group Co. Ltd.	47,900	856,890
Maruichi Steel Tube Ltd.	15,900	376,195
Maruka Furusato Corp.	4,800	89,849
Maruwa Ceramic Co. Ltd.	2,400	397,962
Maruzen Showa Unyu Co. Ltd.	3,000	87,196
Matsuda Sangyo Co. Ltd.	3,600	58,910
Matsui Securities Co. Ltd.	31,100	175,541
Matsuyafoods Holdings Co. Ltd.	2,200	65,645
Max Co. Ltd.	7,200	134,622
Maxell Ltd.	10,000	113,521
Maxvalu Tokai Co. Ltd.	2,600	50,953
MCJ Co. Ltd.	18,100	143,512
Mebuki Financial Group, Inc.	263,900	700,073
Medipal Holdings Corp.	51,600	883,727
Medley, Inc. (b)	6,600	235,209
Megachips Corp.	3,700	110,533
Megmilk Snow Brand Co. Ltd.	12,600	173,680
Meidensha Corp.	8,600	127,974
Meiko Electronics Co. Ltd.	5,500	109,061
Meitec Corp.	19,100	347,389
Melco Holdings, Inc.	1,800	40,425
Menicon Co. Ltd.	16,600	297,077
Mercari, Inc. (b)	30,400	768,414
Metawater Co. Ltd.	7,000	90,142
Micronics Japan Co. Ltd.	7,400	117,763
Midac Holdings Co. Ltd.	2,300	26,158
Mie Kotsu Group Holdings, Inc.	13,500	53,899
Milbon Co. Ltd.	7,100	255,274
Mimasu Semiconductor Industries Co. Ltd.	4,300	89,830
Mirai Corp.	472	152,119
Mirait One Corp.	25,000	320,704
Mitani Sekisan Co. Ltd.	2,300	77,925
Mitsubishi Estate Logistics REIT Investment Corp.	129	369,051
Mitsubishi Gas Chemical Co., Inc.	42,100	629,880
Mitsubishi Logisnext Co. Ltd.	8,600	77,195
Mitsubishi Logistics Corp.	14,300	358,744
Mitsubishi Materials Corp.	33,700	601,917
Mitsubishi Motors Corp. of Japan	179,300	720,401
Mitsubishi Pencil Co. Ltd.	7,600	99,364
Mitsubishi Research Institute, Inc.	2,600	98,324
Mitsubishi Shokuhin Co. Ltd.	4,700	125,045
Mitsuboshi Belting Ltd.	6,200	196,113
Mitsui Fudosan Logistics Park, Inc.	148	526,398
Mitsui High-Tec, Inc.	5,300	369,936
Mitsui Mining & Smelting Co. Ltd.	14,700	346,976
Mitsui Sugar Co. Ltd.	4,100	82,164
Mitsui-Soko Co. Ltd.	5,100	129,951
Mitsuuroko Group Holdings Co. Ltd.	8,300	78,411
Miura Co. Ltd.	23,700	596,727
MIXI, Inc.	10,500	198,169
Mizuho Leasing Co. Ltd.	7,100	243,546
Mizuno Corp.	4,800	125,681
Mochida Pharmaceutical Co. Ltd.	5,700	132,418
Modec, Inc. (b)	6,300	66,115
Monex Group, Inc.	45,000	174,920
Money Forward, Inc. (b)	11,700	505,206
Mori Hills REIT Investment Corp.	414	421,086
MORI TRUST Sogo (REIT), Inc.	667	343,662
Morinaga & Co. Ltd.	9,100	295,711
Morinaga Milk Industry Co. Ltd.	9,700	327,072
Morita Holdings Corp.	7,900	85,961
MOS Food Services, Inc.	6,500	149,404
Musashi Seimitsu Industry Co. Ltd.	12,100	150,458
Nabtesco Corp.	29,400	622,036
Nachi-Fujikoshi Corp.	3,700	99,740
Nafco Co. Ltd.	3,300	43,748
Nagaileben Co. Ltd.	5,600	92,818
Nagase & Co. Ltd.	25,300	434,100
Nagawa Co. Ltd.	2,400	120,789
Nagoya Railroad Co. Ltd.	50,100	805,917
Nakanishi, Inc.	19,200	441,992
Nankai Electric Railway Co. Ltd.	27,300	578,373
NEC Networks & System Integration Corp.	18,000	237,107
Net One Systems Co. Ltd.	22,300	489,216
Nextage Co. Ltd.	12,000	314,624
NH Foods Ltd.	22,300	643,301
NHK Spring Co. Ltd.	52,700	421,185
Nichias Corp.	14,500	297,410
Nichicon Corp.	11,800	116,453
Nichiden Corp.	3,400	58,648
Nichiha Corp.	6,700	153,766
Nichirei Corp.	29,000	662,292
Nifco, Inc.	21,800	648,185
Nihon Kohden Corp.	21,500	566,422
Nihon M&A Center Holdings, Inc.	81,500	465,747
Nihon Parkerizing Co. Ltd.	22,800	178,054
Nikkiso Co. Ltd.	11,900	75,700
Nikkon Holdings Co. Ltd.	14,300	300,092
Nikon Corp.	80,200	1,057,570
Nippn Corp.	12,600	165,266
Nippon Accommodations Fund, Inc.	135	639,581
Nippon Carbon Co. Ltd.	2,600	78,769
Nippon Ceramic Co. Ltd.	5,800	104,572
Nippon Densetsu Kogyo Co. Ltd.	10,000	150,986
Nippon Electric Glass Co. Ltd.	21,500	390,133
Nippon Gas Co. Ltd.	28,500	419,492
Nippon Kanzai Holdings Co. Ltd.	5,000	93,066
Nippon Kayaku Co. Ltd.	34,200	315,040
Nippon Light Metal Holding Co. Ltd.	15,100	161,014
Nippon Paper Industries Co. Ltd.	27,000	262,095
Nippon Parking Development Co. Ltd.	51,500	77,468
Nippon Pillar Packing Co. Ltd.	4,600	143,886
Nippon REIT Investment Corp.	122	290,282
Nippon Seiki Co. Ltd.	12,200	85,327
Nippon Shokubai Co. Ltd.	7,700	295,898
Nippon Signal Co. Ltd.	11,000	78,790
Nippon Soda Co. Ltd.	5,900	221,460
Nippon Television Network Corp.	14,300	135,597
Nipro Corp.	39,100	283,771
Nishi-Nippon Financial Holdings, Inc.	32,400	344,349
Nishi-Nippon Railroad Co. Ltd.	16,200	292,309
Nishimatsu Construction Co. Ltd.	9,000	234,323
Nishimatsuya Chain Co. Ltd.	9,300	111,654
Nishio Holdings Co. Ltd.	4,900	124,338
Nissan Shatai Co. Ltd.	16,900	107,507
Nissha Co. Ltd.	10,500	126,651
Nisshin Oillio Group Ltd.	6,800	182,589
Nisshinbo Holdings, Inc.	34,400	295,241
Nissui Corp.	76,200	362,401
Niterra Co. Ltd.	41,300	871,491
Nitta Corp.	4,900	111,767
Nittetsu Mining Co. Ltd.	3,600	128,549
Nitto Boseki Co. Ltd.	6,000	116,993
Nitto Kogyo Corp.	6,500	166,081
Noevir Holdings Co. Ltd.	4,200	160,011
NOF Corp.	17,900	771,412
Nohmi Bosai Ltd.	5,500	66,689
Nojima Co. Ltd.	16,900	164,765
NOK Corp.	21,000	315,594
NOMURA Co. Ltd.	21,200	134,563
Noritake Co. Ltd.	2,600	101,248
Noritsu Koki Co. Ltd.	4,900	84,833
Noritz Corp.	6,700	82,181
North Pacific Bank Ltd.	69,700	151,879
NS Solutions Corp.	8,700	228,102
Ns United Kaiun Kaisha Ltd.	2,600	69,996
NSD Co. Ltd.	17,400	340,380
NSK Ltd.	104,000	671,744
NTN Corp.	107,700	241,268
Ntt Ud (REIT) Investment Corp.	380	360,328
Obara Group, Inc.	2,400	70,010
OBIC Business Consultants Ltd.	8,100	339,908
Ogaki Kyoritsu Bank Ltd.	8,700	119,616
Ohsho Food Service Corp.	3,500	166,555
Oiles Corp.	5,700	77,608
Oisix Ra Daichi, Inc. (b)	7,800	128,022
Okamoto Industries, Inc.	2,400	66,636
Okamura Corp.	14,700	210,583
Okasan Securities Group, Inc.	40,100	159,537
Oki Electric Industry Co. Ltd.	22,200	139,974
Okinawa Cellular Telephone Co.	6,600	139,409
Okinawa Financial Group, Inc.	5,400	84,949
Okuma Corp.	6,300	318,930
Okumura Corp.	7,700	230,028
One (REIT), Inc.	66	120,295
Open Door, Inc. (b)(c)	3,400	29,754
Open Up Group, Inc.	14,600	228,444
Optex Group Co. Ltd.	8,800	115,300
Optorun Co. Ltd.	8,400	139,050
Organo Corp.	7,000	202,474
Orient Corp.	14,020	109,586
ORIX JREIT, Inc.	704	895,186
Osaka Organic Chemical Industry Ltd.	3,900	72,208
Osaka Soda Co. Ltd.	4,000	162,514
OSAKA Titanium technologies Co. Ltd. (c)	7,900	198,798
OSG Corp.	22,500	299,151
Outsourcing, Inc.	30,700	313,010
Pacific Industrial Co. Ltd.	10,700	102,739
Pacific Metals Co. Ltd. (b)	4,500	52,539
Pal Group Holdings Co. Ltd.	5,600	164,144
PALTAC Corp.	7,700	258,444
Paramount Bed Holdings Co. Ltd.	9,800	160,297
Park24 Co. Ltd. (b)	34,300	451,579
Pasona Group, Inc.	5,600	66,248
Penta-Ocean Construction Co. Ltd.	73,100	396,317
PeptiDream, Inc. (b)	26,500	336,687
Pharma Foods International Co. Ltd.	5,400	63,616
PHC Holdings Corp.	6,600	69,960
Pigeon Corp.	32,700	441,317
Pilot Corp.	7,900	259,937
Piolax, Inc.	7,200	111,949
PKSHA Technology, Inc. (b)	4,700	98,747
Plus Alpha Consulting Co. Ltd.	4,400	86,444
Pola Orbis Holdings, Inc.	24,700	362,171
Pressance Corp.	6,600	93,805
Prestige International, Inc.	26,400	107,630
Prima Meat Packers Ltd.	6,000	93,502
Raito Kogyo Co. Ltd.	10,900	157,756
Raiznext Corp.	6,900	70,618
Raksul, Inc. (b)	13,700	135,108
Rakus Co. Ltd.	24,200	410,293
Relo Group, Inc.	28,800	397,186
Rengo Co. Ltd.	50,400	320,790
RENOVA, Inc. (b)(c)	10,600	111,912
Resonac Holdings Corp.	47,473	775,672
Resorttrust, Inc.	20,400	322,135
Restar Holdings Corp.	4,900	81,664
Retail Partners Co. Ltd.	6,300	68,595
Ricoh Leasing Co. Ltd.	3,800	117,661
Riken Keiki Co. Ltd.	3,600	135,887
Riken Vitamin Co. Ltd.	5,300	77,340
Ringer Hut Co. Ltd. (b)	6,100	105,393
Rinnai Corp.	28,300	615,870
Riso Kagaku Corp.	5,200	85,238
Riso Kyoiku Co. Ltd.	29,100	53,796
Rohto Pharmaceutical Co. Ltd.	50,800	1,081,953
Roland Corp.	3,900	111,025
Rorze Corp.	2,800	218,662
Round One Corp.	54,100	215,997
Royal Holdings Co. Ltd.	8,100	151,051
RS Technologies Co. Ltd.	3,800	81,334
Ryohin Keikaku Co. Ltd.	67,700	877,747
Ryosan Co. Ltd.	3,900	123,224
Ryoyo Electro Corp.	4,200	104,214
S Foods, Inc.	4,900	115,383
S-Pool, Inc.	18,400	70,876
Saibu Gas Co. Ltd.	6,500	95,308
Saizeriya Co. Ltd.	7,600	241,465
Sakai Moving Service Co. Ltd.	2,800	105,100
Sakata INX Corp.	9,800	84,316
Sakata Seed Corp.	7,700	216,227
SAMTY Co. Ltd.	6,300	100,524
Samty Residential Investment Corp.	102	83,527
San-A Co. Ltd.	5,600	185,400
San-Ai Obbli Co. Ltd.	12,700	144,260
SanBio Co. Ltd. (b)(c)	12,100	51,032
Sangetsu Corp.	12,000	220,068
Sanken Electric Co. Ltd.	6,100	621,727
Sanki Engineering Co. Ltd.	10,300	111,858
Sankyo Co. Ltd. (Gunma)	10,700	452,173
Sankyu, Inc.	13,300	460,426
Sanrio Co. Ltd.	14,300	665,320
Sansan, Inc. (b)	18,700	197,759
Santen Pharmaceutical Co. Ltd.	91,100	795,320
Sanwa Holdings Corp.	49,700	674,940
Sanyo Chemical Industries Ltd.	3,200	97,283
Sanyo Denki Co. Ltd.	2,300	116,402
Sanyo Special Steel Co. Ltd.	5,200	104,208
Sapporo Holdings Ltd.	17,100	450,743
Sato Holding Corp.	7,200	100,663
Sawai Group Holdings Co. Ltd.	10,600	264,134
SB Technology Corp.	2,300	41,792
SBI Shinsei Bank Ltd.	13,800	277,329
SBS Holdings, Inc.	4,200	99,490
Screen Holdings Co. Ltd.	10,900	1,175,314
Sega Sammy Holdings, Inc.	42,400	926,294
Seibu Holdings, Inc.	60,600	673,239
Seiko Group Corp.	7,400	136,645
Seino Holdings Co. Ltd.	33,700	529,549
Seiren Co. Ltd.	11,200	193,116
Sekisui House (REIT), Inc.	1,120	664,450
Sekisui Jushi Corp.	6,900	108,254
SENKO Co. Ltd.	29,500	213,373
Septeni Holdings Co. Ltd.	18,500	52,666
Seria Co. Ltd.	12,400	207,967
Seven Bank Ltd.	160,100	347,513
Shibaura Machine Co. Ltd.	6,200	197,856
Shibaura Mechatronics Corp.	900	150,248
Shibuya Corp.	4,500	83,127
SHIFT, Inc. (b)	3,400	803,008
Shiga Bank Ltd.	9,300	199,055
Shikoku Electric Power Co., Inc. (b)	38,700	272,436
Shikoku Kasei Holdings Corpora	8,700	86,654
Shima Seiki Manufacturing Ltd.	6,600	90,094
Shimamura Co. Ltd.	6,000	594,032
Shin Nippon Biomedical Laboratories Ltd.	5,700	83,978
Shin-Etsu Polymer Co. Ltd.	11,200	111,004
Shinko Electric Industries Co. Ltd.	18,200	733,808
Shinmaywa Industries Ltd.	14,300	144,141
Ship Healthcare Holdings, Inc.	20,500	331,928
Shizuoka Gas Co. Ltd.	9,200	71,006
SHO-BOND Holdings Co. Ltd.	10,700	434,197
Shochiku Co. Ltd.	2,400	183,376
Shoei Co. Ltd.	13,200	239,570
Shoei Foods Corp.	2,700	82,083
Showa Sangyo Co. Ltd.	4,900	94,545
Siix Corp.	7,600	82,055
Simplex Holdings, Inc.	7,600	153,106
SKY Perfect JSAT Holdings, Inc.	39,900	166,314
Skylark Holdings Co. Ltd. (b)	61,000	788,950
SMS Co., Ltd.	18,800	398,029
Snow Peak, Inc. (c)	7,300	90,670
Socionext, Inc.	9,400	1,111,363
Sohgo Security Services Co., Ltd.	103,500	631,920
Sojitz Corp.	63,260	1,500,738
Solasto Corp.	15,700	77,029
Sosei Group Corp. (b)	20,000	255,017
SOSiLA Logistics REIT, Inc.	186	168,003
Sotetsu Holdings, Inc.	21,100	407,940
Sparx Group Co. Ltd.	4,720	50,131
SRE Holdings Corp. (b)	2,700	69,557
Stanley Electric Co. Ltd.	34,800	641,745
Star Asia Investment Corp.	489	197,642
Star Micronics Co. Ltd.	9,400	116,885
Starts Corp., Inc.	8,200	169,747
Starts Proceed Investment Corp.	67	105,870
StemRim, Inc. (b)	6,400	41,657
Strike Co. Ltd.	2,400	50,610
Sugi Holdings Co. Ltd.	8,500	378,501
Sumitomo Bakelite Co. Ltd.	9,300	403,796
Sumitomo Dainippon Pharma Co., Ltd.	48,100	199,277
Sumitomo Densetsu Co. Ltd.	4,200	93,438
Sumitomo Forestry Co. Ltd.	40,600	978,578
Sumitomo Heavy Industries Ltd.	29,600	726,762
Sumitomo Mitsui Construction Co. Ltd.	34,300	90,894
Sumitomo Osaka Cement Co. Ltd.	7,800	218,596
Sumitomo Riko Co. Ltd.	10,500	60,373
Sumitomo Rubber Industries Ltd.	46,200	471,369
Sun Frontier Fudousan Co. Ltd.	7,000	74,200
Sundrug Co. Ltd.	19,400	572,189
SUNWELS Co. Ltd.	2,800	59,930
Suruga Bank Ltd.	42,800	179,907
Suzuken Co. Ltd.	16,700	487,037
Systena Corp.	73,800	141,100
T Hasegawa Co. Ltd.	8,500	202,545
T-Gaia Corp.	4,500	56,778
Tadano Ltd.	25,700	201,062
Taihei Dengyo Kaisha Ltd.	2,600	81,236
Taiheiyo Cement Corp.	31,400	654,861
Taikisha Ltd.	6,300	187,319
Taisho Pharmaceutical Holdings Co. Ltd.	11,500	443,542
Taiyo Holdings Co. Ltd.	9,400	175,558
Taiyo Yuden Co. Ltd.	31,700	943,435
Takamatsu Construction Group C	4,000	75,915
Takara Bio, Inc.	13,000	159,547
Takara Holdings, Inc.	37,300	328,127
Takara Leben Real Estate Investment Corp.	184	125,973
Takara Standard Co. Ltd.	10,400	136,118
Takasago International Corp.	3,400	68,280
Takasago Thermal Engineering Co. Ltd.	11,300	203,736
Takashimaya Co. Ltd.	38,000	551,843
Takeuchi Manufacturing Co. Ltd.	9,100	284,325
Takuma Co. Ltd.	16,900	184,603
Tama Home Co. Ltd.	4,100	101,012
Tamron Co. Ltd.	5,000	157,980
Tbs Holdings, Inc.	9,200	171,888
Techmatrix Corp.	10,400	114,041
TechnoPro Holdings, Inc.	29,000	750,812
Teijin Ltd.	47,600	508,237
Tenma Corp.	3,600	66,704
The Awa Bank Ltd.	8,300	125,377
The Hachijuni Bank Ltd.	96,800	498,000
The Hyakugo Bank Ltd.	56,000	186,975
The Keiyo Bank Ltd.	25,800	108,086
The Kiyo Bank Ltd.	16,500	176,871
The Monogatari Corp.	8,500	207,922
The Musashino Bank Ltd.	7,900	139,214
The Nanto Bank Ltd.	6,600	120,713
The Nippon Road Co. Ltd.	1,200	81,060
The Okinawa Electric Power Co., Inc.	11,300	91,741
The San-In Godo Bank Ltd.	35,900	232,158
The Sumitomo Warehouse Co. Ltd.	12,900	221,612
The Toho Bank Ltd.	50,300	87,331
THK Co. Ltd.	31,300	625,934
TKC Corp.	7,300	189,600
TKP Corp. (b)	4,600	91,829
TOA Corp.	3,400	77,552
Toagosei Co. Ltd.	24,300	229,993
Toc Co. Ltd.	7,000	30,113
Tocalo Co. Ltd.	15,400	156,311
Toda Corp.	60,800	338,307
Toei Animation Co. Ltd.	2,300	208,231
Toei Co. Ltd.	1,600	203,226
Toenec Corp.	1,900	50,149
Toho Gas Co. Ltd.	19,900	372,570
Toho Holdings Co. Ltd.	13,700	267,134
Toho Titanium Co. Ltd.	8,600	122,533
Tohoku Electric Power Co., Inc. (b)	121,500	808,349
Tokai Carbon Co. Ltd.	54,700	485,616
Tokai Corp.	5,100	68,650
TOKAI Holdings Corp.	25,800	164,305
Tokai Rika Co. Ltd.	13,700	216,288
Tokai Tokyo Financial Holdings	48,500	149,320
Token Corp.	1,600	84,237
Tokushu Tokai Paper Co. Ltd.	2,300	54,645
Tokuyama Corp.	16,600	285,000
Tokyo Century Corp.	10,000	390,961
Tokyo Electron Device Ltd.	1,700	122,124
Tokyo Ohka Kogyo Co. Ltd.	8,600	541,939
Tokyo Seimitsu Co. Ltd.	10,700	591,916
Tokyo Steel Manufacturing Co. Ltd.	16,700	201,670
Tokyo Tatemono Co. Ltd.	50,400	672,224
Tokyo TY Financial Group, Inc.	6,200	163,645
Tokyotokeiba Co. Ltd.	3,900	105,542
Tokyu Construction Co. Ltd.	21,600	116,757
Tokyu Fudosan Holdings Corp.	164,200	974,478
Tokyu REIT, Inc.	238	314,679
TOMONY Holdings, Inc.	38,100	107,927
Tomy Co. Ltd.	21,400	289,415
Topcon Corp.	26,200	317,958
Topre Corp.	9,800	112,628
TORIDOLL Holdings Corp.	12,000	296,067
Torii Pharmaceutical Co. Ltd.	3,500	88,813
Tosei Corp.	6,900	85,410
Toshiba Tec Corp.	7,100	205,866
Totetsu Kogyo Co. Ltd.	5,800	110,973
Towa Pharmaceutical Co. Ltd.	7,100	89,782
Toyo Construction Co. Ltd.	12,700	96,412
Toyo Gosei Co. Ltd.	1,400	83,745
Toyo Ink South Carolina Holdings Co. Ltd.	9,400	144,834
Toyo Seikan Group Holdings Ltd.	34,500	560,551
Toyo Suisan Kaisha Ltd.	23,900	989,330
Toyo Tanso Co. Ltd.	3,700	147,984
Toyo Tire Corp.	31,100	420,161
Toyobo Co. Ltd.	21,700	165,345
Toyoda Gosei Co. Ltd.	17,300	368,217
Toyota Boshoku Corp.	20,000	363,969
Trancom Co. Ltd.	1,700	84,244
Transcosmos, Inc.	6,700	163,891
TRE Holdings Corp.	12,400	107,470
Tri Chemical Laboratories, Inc.	7,200	133,357
Trusco Nakayama Corp.	13,300	204,644
TS tech Co. Ltd.	23,800	306,983
Tsubakimoto Chain Co.	7,200	191,558
Tsuburaya Fields Holdings, Inc.	10,300	220,458
Tsugami Corp.	10,000	87,513
Tsumura & Co.	15,400	286,372
Tsuruha Holdings, Inc.	10,000	767,230
TV Asahi Corp.	5,600	70,539
Uacj Corp.	9,100	181,853
Ube Corp.	24,300	442,991
Ulvac, Inc.	12,700	544,101
Union Tool Co.	2,400	55,502
United Arrows Ltd.	6,100	102,778
United Super Markets Holdings, Inc.	14,600	114,838
United Urban Investment Corp.	792	854,546
Universal Entertainment Corp.	6,600	119,182
USEN-NEXT HOLDINGS Co. Ltd.	5,700	131,617
Ushio, Inc.	24,900	344,538
UT Group Co. Ltd. (b)	8,200	165,251
Valor Holdings Co. Ltd.	9,500	142,502
ValueCommerce Co. Ltd.	4,300	41,076
Vector, Inc.	7,900	72,745
Vision, Inc. (b)	10,300	127,424
Visional, Inc. (b)	5,700	312,916
VT Holdings Co. Ltd.	18,300	68,561
W-Scope Corp. (b)	14,200	153,414
Wacoal Holdings Corp.	11,200	243,422
Wacom Co. Ltd.	38,000	161,600
Wakita & Co. Ltd.	8,900	80,264
WDB Holdings Co. Ltd.	2,600	38,416
WealthNavi, Inc. (b)	9,800	94,649
Weathernews, Inc.	1,600	71,528
West Holdings Corp.	6,300	123,197
WingArc1st, Inc.	5,200	99,895
Workman Co. Ltd. (c)	5,500	200,647
YA-MAN Ltd. (c)	7,900	56,530
YAMABIKO Corp.	7,900	86,127
Yamada Holdings Co. Ltd.	156,000	471,076
Yamaguchi Financial Group, Inc.	49,800	386,806
Yamato Kogyo Co. Ltd.	10,400	496,296
Yamazaki Baking Co. Ltd.	29,600	426,944
Yamazen Co. Ltd.	14,100	119,726
Yaoko Co. Ltd.	4,800	252,948
Yellow Hat Ltd.	8,600	112,861
Yodogawa Steel Works Ltd.	5,700	136,425
Yokogawa Bridge Holdings Corp.	8,100	145,528
Yokohama Rubber Co. Ltd.	31,800	711,485
Yokorei Co. Ltd.	11,600	99,476
Yokowo Co. Ltd.	4,700	60,623
YONEX Co. Ltd.	16,600	161,957
Yoshinoya Holdings Co. Ltd.	16,600	328,114
Yuasa Trading Co. Ltd.	4,800	153,516
Yurtec Corp.	10,300	63,929
Zenkoku Hosho Co. Ltd.	14,000	490,957
Zenrin Co. Ltd.	8,200	51,414
Zensho Holdings Co. Ltd.	25,100	1,336,467
Zeon Corp.	34,100	366,971
ZERIA Pharmaceutical Co. Ltd.	5,700	93,234
Zojirushi Thermos	9,700	136,297
Zuken, Inc.	4,300	125,133
TOTAL JAPAN		222,061,963
Luxembourg - 0.2%
Aperam SA	13,838	436,971
B&S Group SARL (e)	8,350	36,769
SES SA (France) (depositary receipt)	102,740	665,350
TOTAL LUXEMBOURG		1,139,090
Macau - 0.1%
MECOM Power & Construction Ltd.	429,750	56,757
MECOM Power & Construction Ltd. warrants 5/24/24 (b)	28,650	334
SJM Holdings Ltd. (b)	675,000	311,582
TOTAL MACAU		368,673
Malaysia - 0.0%
Frencken Group Ltd.	82,400	53,601
Malta - 0.1%
Kambi Group PLC (b)	6,276	119,005
Kindred Group PLC (depository receipt)	61,708	741,570
TOTAL MALTA		860,575
Mexico - 0.1%
Borr Drilling Ltd. (b)	54,682	465,887
Netherlands - 2.0%
Aalberts Industries NV	26,797	1,208,879
Alfen Beheer BV (b)(c)(e)	5,901	409,532
AMG Critical Materials NV	8,311	339,749
Arcadis NV	19,422	852,044
ASR Nederland NV	40,304	1,829,735
Basic-Fit NV (b)(c)(e)	14,106	476,763
BE Semiconductor Industries NV	20,752	2,479,071
Brunel International NV	5,618	78,201
Corbion NV	16,071	377,786
Ebusco Holding NV (b)(c)	4,037	35,665
Eurocommercial Properties NV	11,596	293,245
Fastned BV (Bearer) unit (b)	1,778	59,136
Flow Traders Ltd.	8,858	192,742
Fugro NV (Certificaten Van Aandelen) (b)	30,547	544,100
Koninklijke BAM Groep NV	75,056	174,621
Koninklijke Vopak NV	18,508	697,379
NSI NV	5,474	115,077
NSI NV rights (a)(b)	5,474	4,514
Ordina NV	21,758	136,361
Pharming Group NV (b)	176,513	222,605
PostNL NV (c)	84,953	172,661
Redcare Pharmacy NV (b)(e)	3,973	461,294
SBM Offshore NV	38,798	563,517
Signify NV (e)	34,481	1,083,142
Sligro Food Group NV	6,011	116,056
TKH Group NV (bearer) (depositary receipt)	10,846	565,969
TomTom Group BV (b)	19,773	172,728
Van Lanschot Kempen NV (Bearer)	8,672	284,139
VastNed Retail NV	3,044	67,942
Wereldhave NV	8,671	154,924
TOTAL NETHERLANDS		14,169,577
New Zealand - 0.9%
Air New Zealand Ltd. (b)	454,294	222,908
Contact Energy Ltd.	212,094	1,094,689
Fletcher Building Ltd.	211,866	734,272
Genesis Energy Ltd.	141,920	238,877
Goodman Property Trust	301,104	422,655
Infratil Ltd.	194,801	1,203,859
Kiwi Property Group Ltd.	432,816	255,381
Oceania Healthcare Ltd.	181,801	85,817
Ryman Healthcare Ltd.	157,135	664,633
Summerset Group Holdings Ltd.	63,092	403,620
The a2 Milk Co. Ltd. (b)	194,171	665,710
The Warehouse Group Ltd.	35,005	39,135
TOTAL NEW ZEALAND		6,031,556
Nigeria - 0.1%
Airtel Africa PLC (e)	249,829	373,841
Norway - 1.9%
Aker ASA (A Shares)	6,058	384,937
Aker Carbon Capture A/S (b)	98,212	149,328
Aker Horizons ASA (b)	64,870	37,923
Aker Solutions ASA	66,268	294,232
Austevoll Seafood ASA	24,820	186,486
Belships ASA	23,280	41,575
BEWi ASA	13,071	52,941
BlueNord ASA (b)	6,326	277,756
Bonheur A/S	5,792	145,728
Borregaard ASA	25,562	417,666
BW Offshore Ltd.	25,315	69,188
Crayon Group Holding A/S (b)(e)	20,402	217,003
DNO ASA (A Shares)	127,591	138,606
Elkem ASA (e)	77,503	183,835
Elopak ASA	25,293	55,277
Entra ASA (e)	19,607	191,620
Europris ASA (e)	42,995	260,896
FLEX LNG Ltd.	8,009	253,821
Frontline PLC	35,674	595,772
Golden Ocean Group Ltd.	35,377	276,871
Grieg Seafood ASA	13,703	98,767
Hexagon Composites ASA (b)	32,736	97,933
Hexagon Purus Holding A/S (b)(c)	37,162	75,900
Hoegh Autoliners ASA	12,922	74,778
Kahoot! A/S (b)	86,072	296,049
Kitron ASA	45,172	166,915
Leroy Seafood Group ASA	71,316	297,084
MPC Container Ships ASA	83,238	155,470
NEL ASA (b)	449,745	611,269
Nordic VLSI ASA (b)	44,404	653,680
Norske Skog ASA (b)(e)	17,694	79,260
Norwegian Air Shuttle A/S (b)	187,903	187,995
Nykode Therapeutics A/S (b)(c)	26,934	77,493
Odfjell Drilling Ltd. (b)	25,911	73,374
PGS ASA (b)	234,255	164,336
Protector Forsikring ASA	15,550	254,690
Schibsted ASA:
(A Shares)	20,627	441,845
(B Shares)	25,172	494,000
Sparebank 1 Oestlandet	9,439	118,650
Sparebank 1 Sr Bank ASA (primary capital certificate)	48,262	623,331
Sparebanken Midt-Norge	35,088	492,303
Sparebanken Nord-Norge	25,714	244,834
Stolt-Nielsen SA	6,275	155,094
Storebrand ASA (A Shares)	120,742	1,055,996
TGS ASA	33,879	451,606
Tomra Systems ASA	63,621	979,890
Veidekke ASA	29,083	328,276
Wallenius Wilhelmsen ASA	28,678	199,203
TOTAL NORWAY		13,181,482
Peru - 0.0%
Hochschild Mining PLC	91,145	90,302
Poland - 0.1%
InPost SA (b)	60,208	719,580
Portugal - 0.3%
Altri SGPS SA (c)	19,416	91,198
Banco Comercial Portugues SA (Reg.) (b)	2,228,262	608,329
Corticeira Amorim SGPS SA	10,957	124,086
CTT Correios de Portugal SA	25,931	102,355
Greenvolt-Energias Renovaveis SA (b)(c)	14,353	100,210
Mota-Engil SGPS SA	24,796	68,158
NOS SGPS	55,822	212,116
REN - Redes Energeticas Nacionais SGPS SA	108,491	296,425
Semapa Sociedade de Investimen	4,114	59,708
Sonae SGPS SA	215,774	234,515
The Navigator Co. SA	56,869	199,338
TOTAL PORTUGAL		2,096,438
Singapore - 1.9%
AEM Holdings Ltd.	67,000	189,953
AIMS APAC (REIT)	152,973	143,799
Best World International Ltd. (b)	36,100	43,980
BW LPG Ltd. (e)	20,979	224,589
Capitaland Ascott Trust unit	603,000	507,885
Capitaland India Trust	262,965	225,441
CapitaRetail China Trust	315,900	247,066
CDL Hospitality Trusts unit	249,600	223,368
ComfortDelgro Corp. Ltd.	582,200	551,662
Digital Core (REIT)	217,200	108,600
ESR-LOGOS (REIT)	1,751,460	454,412
Far East Hospitality Trust unit	272,100	131,983
Frasers Centrepoint Trust	276,600	451,380
Frasers Hospitality Trust unit	211,600	76,381
Frasers Logistics & Industrial Trust	802,700	736,450
Hafnia Ltd.	54,536	296,758
Hong Fok Corp. Ltd.	82,300	61,272
iFast Corp. Ltd.	35,500	151,104
IGG, Inc. (b)	206,000	104,599
Kenon Holdings Ltd.	5,755	151,566
Keppel (REIT)	555,500	380,150
Keppel DC (REIT)	367,900	605,904
Keppel Infrastructure Trust	986,730	378,441
Keppel Pacific Oak U.S. (REIT)	243,600	80,388
Lendlease Global Commercial (REIT)	467,716	239,178
Manulife U.S. REIT	462,300	48,542
Mapletree Industrial (REIT)	553,187	931,859
Nanofilm Technologies International Ltd.	73,000	62,583
NetLink NBN Trust	786,600	508,724
Olam Group Ltd.	259,700	255,843
OUE Commercial (REIT)	592,600	138,151
PARAGON REIT	305,300	219,260
Parkway Life REIT	106,000	309,291
Raffles Medical Group Ltd.	227,500	239,519
Riverstone Holdings Ltd.	141,400	66,460
Sasseur (REIT)	144,900	77,912
SATS Ltd. (b)	279,958	589,496
Sembcorp Industries Ltd.	265,600	1,088,566
Sheng Siong Group Ltd.	183,100	225,820
SIA Engineering Co. Ltd.	76,600	141,132
Silverlake Axis Ltd. Class A	177,400	38,688
Singapore Post Ltd.	395,500	148,712
Starhill Global (REIT)	398,031	154,154
StarHub Ltd.	162,600	127,170
Straits Trading Co. Ltd.	43,646	69,256
Suntec (REIT)	543,900	527,641
TDCX, Inc. ADR (b)	6,130	43,952
The Hour Glass Ltd.	46,900	73,361
UMS Holdings Ltd.	134,800	111,510
Yangzijiang Financial Holding Ltd.	643,700	159,745
TOTAL SINGAPORE		13,123,656
South Africa - 0.0%
Scatec Solar AS (e)	29,881	249,425
Spain - 2.0%
Acerinox SA	48,960	515,275
Almirall SA	20,256	194,430
Applus Services SA	36,798	394,884
Atresmedia Corporacion de Medios de Comunicacion SA	23,778	98,510
Audax Renovables SA (b)	35,400	48,731
Banco de Sabadell SA	1,517,349	1,866,856
Bankinter SA	181,273	1,171,542
Befesa SA (e)	10,843	415,358
Cie Automotive SA	11,285	353,376
Compania de Distribucion Integral Logista Holdings SA	16,084	447,768
Construcciones y Auxiliar de Ferrocarriles	4,596	156,652
Distribuidora Internacional de Alimentacion SA (b)	4,035,722	67,890
Ebro Foods SA	18,812	347,074
eDreams ODIGEO SA (b)	23,929	175,750
Ence Energia y Celulosa SA (c)	36,629	111,477
Faes Farma SA	82,523	285,812
Fluidra SA	25,829	571,388
Gestamp Automocion SA (e)	47,118	228,466
Global Dominion Access SA (e)	24,303	102,208
Grenergy Renovables SA (b)	3,674	110,846
Indra Sistemas SA	33,174	482,197
Inmobiliaria Colonial SA	79,688	514,312
Laboratorios Farmaceuticos ROVI SA	5,805	278,664
Lar Espana Real Estate Socimi SA	13,461	87,174
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	160,704	156,021
MAPFRE SA (Reg.)	247,079	513,715
Melia Hotels International SA (b)	29,491	216,601
Merlin Properties Socimi SA	88,601	825,120
Miquel y Costas & Miquel SA	4,055	51,005
Neinor Homes SLU (e)	6,409	63,420
Opdenergy Holdings SA	12,225	76,750
Pharma Mar SA	3,954	148,769
Prosegur Cash SA (e)	83,530	58,411
Prosegur Compania de Seguridad SA (Reg.)	51,725	95,317
Sacyr SA	111,453	380,862
Solaria Energia y Medio Ambiente SA (b)	21,783	340,695
Soltec Power Holdings SA (b)	10,022	46,060
Talgo SA	442	1,822
Talgo SA (e)	15,487	63,855
Tecnicas Reunidas SA (b)	13,281	127,991
Unicaja Banco SA (e)	356,985	416,055
Vidrala SA	5,373	546,454
Viscofan Envolturas Celulosicas SA	10,686	693,206
TOTAL SPAIN		13,848,769
Sweden - 5.0%
AAK AB	48,990	941,041
AcadeMedia AB (e)	22,910	110,454
Addlife AB	30,117	245,196
AddTech AB (B Shares)	70,116	1,306,882
AFRY AB (B Shares)	25,075	348,026
Alimak Group AB (e)	17,306	125,935
Alleima AB	53,982	234,310
Ambea AB (e)	19,004	61,527
Arjo AB	58,843	251,552
Atea ASA	21,108	286,576
Atrium Ljungberg AB (B Shares)	13,884	272,235
Attendo AB (b)(e)	30,278	92,044
Avanza Bank Holding AB (c)	33,853	766,375
Axfood AB	29,026	739,548
Beijer Alma AB (B Shares)	12,395	226,790
Betsson AB (B Shares)	31,349	379,176
BICO Group AB (b)(c)	12,137	47,389
Bilia AB (A Shares)	16,732	175,961
Billerud AB	60,776	518,360
BioArctic AB (b)(e)	9,907	284,041
BioGaia AB	23,667	234,727
Biotage AB (A Shares)	17,963	221,159
BONESUPPORT Holding AB (b)(e)	14,889	208,630
Boozt AB (b)(e)	15,080	179,647
Bravida Holding AB (e)	55,097	442,811
Bufab AB	7,077	207,071
Bure Equity AB	15,007	319,061
Calliditas Therapeutics AB (b)	9,674	94,108
Camurus AB (b)	8,149	230,387
Castellum AB	109,236	1,244,762
Catena AB	8,804	338,062
Cellavision AB	4,225	88,101
Cibus Nordic Real Estate AB	11,621	130,602
Clas Ohlson AB (B Shares)	10,385	84,598
Cloetta AB	52,815	94,528
Collector Bank AB	17,013	55,113
Coor Service Management Holding AB (e)	25,912	119,290
Corem Property Group AB	137,228	92,560
Creades AB (A Shares)	15,318	106,448
Dios Fastigheter AB	24,617	167,911
Dometic Group AB (e)	85,334	635,400
Dustin Group AB (b)(e)	22,578	58,856
Electrolux AB (B Shares)	59,179	730,855
Electrolux Professional AB	64,388	362,727
Elekta AB (B Shares)	94,120	762,338
Engcon AB (B Shares)	10,910	80,532
Fabege AB	70,673	612,306
Fortnox AB	131,696	808,712
Garo AB	7,492	41,494
Granges AB	28,769	293,801
Hemnet Group AB	22,107	391,678
Hexatronic Group AB (c)	43,880	332,318
HEXPOL AB (B Shares)	70,690	767,581
HMS Networks AB	7,632	308,285
Hufvudstaden AB (A Shares)	29,994	367,289
Instalco AB	56,222	221,119
Intrum AB (c)	21,245	165,417
Investment AB Oresund	6,859	68,157
INVISIO AB	11,068	230,268
Inwido AB	13,946	153,684
JM AB (B Shares)	17,322	272,178
K-Fast Holding AB (b)(c)	15,969	30,462
Know IT AB	7,077	100,040
Lindab International AB	20,073	311,209
Loomis AB (B Shares)	19,226	560,357
Medicover AB Class B	17,546	268,531
Meko AB	10,745	112,182
MIPS AB	7,086	320,830
Modern Times Group MTG AB (B Shares)	25,531	166,142
Munters Group AB (e)	34,452	437,261
Mycronic AB	19,910	428,221
NCC AB (B Shares)	20,432	220,112
New Wave Group AB (B Shares)	23,790	215,810
Nobia AB (b)	34,714	37,463
Nolato AB (B Shares)	48,656	201,069
Nordnet AB	36,740	545,181
Note AB (b)(c)	4,990	84,475
NP3 Fastigheter AB	7,282	122,307
Nyfosa AB	41,015	260,084
Orron Energy AB (b)	54,124	62,575
OX2 AB (b)	29,262	183,054
Pandox AB	25,156	296,335
Paradox Interactive AB	9,920	284,791
Peab AB	45,595	201,674
Platzer Fastigheter Holding AB	16,405	124,677
PowerCell Sweden AB (b)	12,761	117,519
Ratos AB (B Shares)	55,463	184,202
Resurs Holding AB (e)	35,114	85,130
RVRC Holding AB	13,372	43,191
Samhallsbyggnadsbolaget I Norden AB:
(B Shares)	290,668	125,502
(D Shares) (c)	31,877	13,164
Scandic Hotels Group AB (b)(e)	38,422	151,368
Sdiptech AB (b)	7,246	200,039
Sectra AB (B Shares)	36,605	586,298
Sinch AB (b)(c)(e)	180,330	468,110
SkiStar AB	10,676	115,924
SSAB AB:
(A Shares)	60,735	385,306
(B Shares)	175,878	1,075,011
Stillfront Group AB (b)	125,026	231,252
Storskogen Group AB	370,197	381,050
Surgical Science Sweden AB (b)	9,553	222,526
Svolder AB (B Shares)	23,309	131,975
Sweco AB (B Shares)	57,806	595,281
Swedencare AB (c)	19,164	82,162
Synsam Holding AB	13,872	56,667
Thule Group AB (e)	28,291	882,616
Trelleborg AB (B Shares)	58,754	1,564,518
Troax Group AB	10,617	191,232
Truecaller AB (B Shares) (b)(c)	61,444	243,642
Vestum AB (b)	54,871	52,101
Viaplay Group AB (B Shares) (b)(c)	18,801	81,660
Vimian Group AB (b)(c)	48,025	124,461
Vitec Software Group AB	8,388	477,714
Vitrolife AB	20,025	297,149
Volati AB	6,510	61,164
Wallenstam AB (B Shares)	95,591	372,869
Wihlborgs Fastigheter AB	74,824	585,007
XANO Industri AB	4,456	47,496
Xvivo Perfusion AB (b)	6,039	183,010
TOTAL SWEDEN		35,729,147
Switzerland - 4.3%
Accelleron Industries Ltd.	21,608	567,425
Allreal Holding AG	4,024	738,306
ALSO Holding AG	1,711	390,839
Arbonia AG	14,150	163,884
Aryzta AG (b)	267,357	456,504
Autoneum Holding AG (b)	690	118,686
Basilea Pharmaceutica AG (b)	3,341	167,998
Belimo Holding AG (Reg.)	2,648	1,424,737
Bell Food Group AG	598	176,578
Bossard Holding AG	1,531	357,271
Bucher Industries AG	1,793	797,757
Burckhardt Compression Holding AG	818	481,204
Burkhalter Holding AG	1,962	209,688
Bystronic AG	372	260,641
Cembra Money Bank AG	8,114	614,098
COLTENE Holding AG	745	60,143
Comet Holding AG	2,079	545,945
Daetwyler Holdings AG	2,043	403,891
DKSH Holding AG	9,669	778,909
DocMorris AG (b)(c)	3,109	190,023
Dorma Kaba Holding AG	845	411,332
Dottikon ES Holding AG (b)	737	202,410
EFG International	24,829	308,636
Emmi AG	578	566,036
Flughafen Zuerich AG	5,350	1,130,675
Forbo Holding AG (Reg.)	259	373,034
Galenica AG (e)	13,459	1,081,906
Georg Fischer AG (Reg.)	22,078	1,505,117
Gurit-Heberlein AG (Bearer) (b)(c)	750	80,328
Huber+Suhner AG	4,615	397,968
Idorsia Ltd. (b)(c)	30,258	239,413
Implenia AG	3,493	170,034
INFICON Holding AG	463	592,521
Interroll Holding AG	184	588,682
Intershop Holding AG	282	194,672
IWG PLC (b)	203,805	399,915
Kardex AG	1,674	417,516
Komax Holding AG (Reg.)	1,043	255,951
Landis+Gyr Group AG	5,863	506,932
LEM Holding SA	155	373,258
Leonteq AG	2,588	121,677
Medacta Group SA (e)	1,856	269,445
Medartis Holding AG (b)(c)(e)	1,164	108,118
Medmix AG (e)	6,715	186,731
Meier Tobler Group AG	1,249	68,390
Metall Zug AG	52	94,215
Meyer Burger Technology AG (b)	865,861	521,770
Mobilezone Holding AG	11,781	195,618
Mobimo Holding AG	1,963	579,637
OC Oerlikon Corp. AG (Reg.)	50,480	274,035
Orior AG	1,718	147,755
Peach Property Group AG (b)(c)	3,236	43,342
PSP Swiss Property AG	12,330	1,453,499
Rieter Holding AG (Reg.)	639	71,151
Schweiter Technologies AG	270	207,752
Sensirion Holding AG (b)(e)	2,551	223,200
SFS Group AG	4,712	558,707
Siegfried Holding AG	1,080	952,996
SKAN Group AG	2,714	248,354
St.Galler Kantonalbank AG	807	461,315
Stadler Rail AG	16,147	649,176
Sulzer AG (Reg.)	5,068	496,891
Swissquote Group Holding SA	3,093	700,141
Tecan Group AG	3,444	1,368,043
TX Group AG	725	82,306
u-blox Holding AG	1,862	208,395
V-ZUG Holding AG (b)	514	41,907
Valiant Holding AG	4,260	467,987
Vetropack Holding AG	3,517	176,848
Vontobel Holdings AG	7,638	513,258
Ypsomed Holding AG	1,284	376,933
Zehnder Group AG	2,484	182,017
TOTAL SWITZERLAND		30,752,472
Tanzania - 0.0%
Helios Towers PLC (b)	199,000	230,997
Ukraine - 0.0%
Ferrexpo PLC	79,474	93,630
United Arab Emirates - 0.1%
Network International Holdings PLC (b)(e)	129,022	639,803
United Kingdom - 13.9%
4Imprint Group PLC	7,559	430,232
888 Holdings PLC (b)	104,160	144,368
A.G. Barr PLC	25,550	154,603
AB Dynamics PLC	4,637	108,604
Advanced Medical Solutions Group PLC	58,507	186,586
AJ Bell PLC	83,618	351,766
Allfunds Group PLC	93,142	606,777
Alliance Pharma PLC	116,020	75,936
Alpha Financial Markets Consulting PLC	31,148	152,700
Alpha FX Group PLC	9,319	269,090
Alphawave IP Group PLC (b)	65,828	136,182
AO World PLC (b)	115,035	140,987
Ascential PLC (b)	119,004	319,498
Ashmore Group PLC	123,514	327,168
ASOS PLC (b)(c)	19,167	103,459
Assura PLC	800,226	486,373
Aston Martin Lagonda Global Holdings PLC (b)(e)	84,620	429,393
Auction Technology Group PLC (b)	24,464	222,597
Avon Protection PLC	8,240	86,925
B&M European Value Retail SA	256,691	1,822,376
Babcock International Group PLC (b)	67,767	325,611
Balfour Beatty PLC	153,600	688,746
Beazley PLC	180,743	1,272,282
Bellway PLC	33,048	939,853
Big Yellow Group PLC	46,875	645,485
Bodycote PLC	51,776	459,811
Boohoo.Com PLC (b)	278,104	138,943
Breedon Group PLC	81,126	378,972
Bridgepoint Group PLC (e)	64,353	156,008
Britvic PLC	69,224	767,566
Bytes Technology Group PLC	60,911	403,358
Capita Group PLC (b)	458,937	162,675
Capricorn Energy PLC	40,095	91,180
Central Asia Metals PLC	49,169	115,854
Ceres Power Holdings PLC (b)	34,077	159,449
Chemring Group PLC	76,210	277,275
Clarkson PLC	7,802	279,354
Close Brothers Group PLC	40,132	473,316
CLS Holdings PLC	49,159	88,197
CMC Markets PLC (e)	26,096	46,819
Coats Group PLC	431,364	387,514
Computacenter PLC	21,475	604,665
ConvaTec Group PLC (e)	439,300	1,176,036
Craneware PLC	8,102	142,449
Cranswick PLC	14,545	622,709
Crest Nicholson Holdings PLC	62,178	170,285
Currys PLC	291,033	199,261
Custodian (REIT) PLC	113,386	126,597
CVS Group PLC	19,201	508,110
Darktrace PLC (b)(c)	66,686	316,651
Dechra Pharmaceuticals PLC	30,591	1,458,078
Deliveroo PLC Class A (b)(e)	259,508	437,614
Derwent London PLC	25,688	697,575
Diploma PLC	36,081	1,499,341
Direct Line Insurance Group PLC	351,222	678,139
Discoverie Group PLC	25,979	267,055
Domino's Pizza UK & IRL PLC	101,311	451,681
Dowlais Group PLC	363,878	574,155
Dr. Martens Ltd.	174,984	342,687
Drax Group PLC	107,671	835,710
DS Smith PLC	371,070	1,474,354
Dunelm Group PLC	32,573	480,729
easyJet PLC (b)	81,976	475,837
Elementis PLC (b)	158,123	224,437
EMIS Group PLC	16,166	301,241
Empiric Student Property PLC	162,772	183,826
EnQuest PLC (b)	413,226	94,449
Ergomed PLC (b)	11,516	160,501
Essentra PLC	81,742	170,363
FD Technologies PLC (b)	6,484	148,950
Fever-Tree Drinks PLC	28,071	483,454
Firstgroup PLC	192,462	361,355
Forterra PLC (e)	54,126	119,476
Frasers Group PLC (b)	37,792	394,308
Future PLC	29,232	314,562
Games Workshop Group PLC	8,842	1,321,970
Gamma Communications PLC	24,749	351,919
GB Group PLC	67,692	218,050
Genuit Group PLC	67,535	271,280
Genus PLC	17,614	556,081
Grafton Group PLC unit	52,676	592,124
Grainger Trust PLC	189,728	613,101
Great Portland Estates PLC	68,253	374,545
Greatland Gold PLC (b)	1,240,085	111,402
Greggs PLC	27,480	974,060
Halfords Group PLC	59,693	169,455
Hammerson PLC	1,081,459	369,179
Harbour Energy PLC	167,007	571,185
Hays PLC	429,113	589,251
Hill & Smith Holdings PLC	21,574	436,901
Hiscox Ltd.	93,238	1,291,099
Home (REIT) PLC (d)	235,236	114,869
Howden Joinery Group PLC	148,196	1,401,681
Hunting PLC	38,265	129,644
Ibstock PLC (e)	103,661	199,683
IG Group Holdings PLC	110,787	1,006,624
IMI PLC	70,125	1,466,017
Impact Healthcare REIT PLC	86,860	103,669
Impax Asset Management Group PLC	26,722	188,272
Inchcape PLC	99,826	1,048,594
Indivior PLC (b)	35,262	793,294
IntegraFin Holdings PLC	80,547	253,256
Intermediate Capital Group PLC	78,185	1,409,759
International Distributions Services PLC	192,976	660,746
Investec PLC	175,900	1,105,229
IP Group PLC	280,187	215,028
ITM Power PLC (b)(c)	126,370	150,143
ITV PLC	977,283	907,285
J.D. Wetherspoon PLC (b)	24,217	210,093
Jet2 PLC	46,239	666,991
John Wood Group PLC (b)	187,515	355,677
Johnson Service Group PLC	114,316	164,899
Judges Scientific PLC	1,543	187,328
Jupiter Fund Management PLC	126,723	185,886
Just Group PLC	281,733	297,566
Kainos Group PLC	21,795	366,415
Keller Group PLC	19,786	217,359
Kier Group PLC (b)	110,546	124,561
Lancashire Holdings Ltd.	66,035	505,934
Learning Technologies Group PLC	160,465	154,450
Liontrust Asset Management PLC	16,542	137,140
Londonmetric Properity PLC	264,453	627,185
LXI REIT PLC	434,748	530,874
Man Group PLC	325,084	996,265
Marks & Spencer Group PLC (b)	527,556	1,396,731
Marlowe PLC (b)	22,148	161,446
Marshalls PLC	61,538	212,126
Melrose Industries PLC	363,830	2,474,683
Mitchells & Butlers PLC (b)	73,536	217,057
Mitie Group PLC	349,154	456,152
Molten Ventures PLC (b)	37,663	127,024
Moneysupermarket.com Group PLC	137,088	482,757
Moonpig Group PLC (b)	64,937	149,590
Morgan Advanced Materials PLC	77,392	271,146
Morgan Sindall PLC	11,555	282,939
National Express Group PLC Class L	143,226	171,586
NCC Group Ltd.	83,600	103,533
Next Fifteen Communications Group PLC	22,728	185,217
Ninety One PLC	75,076	166,105
OSB Group PLC	114,804	541,009
Oxford BioMedica PLC (b)	18,020	102,217
Oxford Instruments PLC	14,831	456,801
Oxford Nanopore Technologies Ltd. (b)	144,284	488,470
Pagegroup PLC	88,597	507,106
Pan African Resources PLC	426,441	79,026
Paragon Banking Group PLC	60,519	410,082
Pennon Group PLC	69,994	631,482
Petrofac Ltd. (b)	121,424	122,482
Pets At Home Group PLC	129,180	650,533
Picton Property Income Ltd.	148,854	134,868
Playtech Ltd. (b)	62,149	447,448
Polar Capital Holdings PLC	24,243	150,894
Premier Foods PLC	176,040	286,468
Primary Health Properties PLC	359,279	435,721
PZ Cussons PLC Class L	63,111	134,287
QinetiQ Group PLC	140,210	580,122
Quilter PLC (e)	377,264	378,130
Rank Group PLC (b)	57,344	67,558
Rathbone Brothers PLC	16,357	377,852
Reach PLC	81,856	89,240
Redde Northgate PLC	59,332	261,934
Redrow PLC	71,203	472,426
Regional REIT Ltd. (e)	124,150	71,220
Renewi PLC (b)	20,404	136,164
Renishaw PLC	9,850	492,999
Restore PLC	36,715	76,567
Rightmove PLC	221,335	1,620,223
Rotork PLC	231,864	917,683
RS GROUP PLC	127,068	1,279,469
RWS Holdings PLC	78,220	260,596
S4 Capital PLC (b)	100,887	136,724
Safestore Holdings PLC	58,645	666,822
Savills PLC	36,915	461,431
Serco Group PLC	302,873	603,639
Serica Energy PLC	66,494	204,122
Shaftesbury Capital PLC	393,927	605,644
SIG PLC (b)	186,419	69,260
Smart Metering Systems PLC	35,832	320,515
Softcat PLC	34,975	673,277
Spectris PLC	28,265	1,273,576
Spire Healthcare Group PLC (e)	75,830	209,717
Spirent Communications PLC	162,869	353,449
SSP Group PLC (b)	214,598	692,917
SThree PLC	34,095	154,239
Subsea 7 SA	59,268	795,597
Supermarket Income (REIT) PLC	339,945	332,873
Synthomer PLC	94,111	100,789
Target Healthcare (REIT) PLC	168,479	158,920
Tate & Lyle PLC	107,844	1,033,168
Team17 Group PLC (b)	31,345	127,116
Telecom Plus PLC	19,254	411,168
The PRS REIT PLC	149,414	158,002
The Weir Group PLC	70,041	1,649,429
THG PLC (b)	244,616	323,660
TORM PLC	7,884	194,035
TP ICAP Group PLC	213,314	435,273
Trainline PLC (b)(e)	122,826	415,194
Travis Perkins PLC	57,194	639,167
Tritax Big Box REIT PLC	504,528	894,178
Trustpilot Group PLC (b)(e)	63,234	71,089
Tyman PLC	53,365	214,361
UK Commercial Property REIT Ltd.	214,470	143,951
Unite Group PLC	93,266	1,165,211
Urban Logistics REIT PLC	127,103	198,677
Vanquis Banking Group PLC	69,203	111,725
Vesuvius PLC	58,908	334,150
Victoria PLC (b)	15,452	130,087
Victrex PLC	23,421	464,085
Virgin Money UK PLC	312,598	707,669
Vistry Group PLC	93,428	946,617
Volex PLC	32,796	121,636
Volution Group PLC	53,247	274,432
Warehouse (REIT) PLC	110,545	121,723
Watches of Switzerland Group PLC (b)(e)	64,040	619,270
WH Smith PLC	35,417	678,604
Wickes Group PLC	70,941	124,364
Wincanton PLC	31,097	96,578
Workspace Group PLC	39,124	249,342
Yellow Cake PLC (b)(e)	53,339	295,441
YouGov PLC	26,980	335,860
Young & Co.'s Brewery PLC Class A	5,536	84,190
TOTAL UNITED KINGDOM		98,106,678
United States of America - 0.8%
Burford Capital Ltd.	50,298	682,293
Carnival PLC (b)	37,377	633,956
Diversified Gas & Oil PLC	260,204	316,568
Fiverr International Ltd. (b)(c)	8,561	258,029
InMode Ltd. (b)	20,109	862,877
JS Global Lifestyle Co. Ltd. (e)	376,000	66,532
Maxeon Solar Technologies Ltd. (b)(c)	8,418	207,840
PolyPeptide Group AG (b)(e)	4,062	95,489
REC Silicon ASA (b)	74,306	126,653
Reliance Worldwide Corp. Ltd.	213,690	605,720
RHI Magnesita NV (c)	7,581	290,705
Riskified Ltd. (b)(c)	19,093	92,219
SharkNinja Hong Kong Co. Ltd.	15,040	636,342
Sims Ltd.	44,201	448,316
Taro Pharmaceutical Industries Ltd. (b)	2,470	90,279
Vobile Group Ltd. (b)	402,000	139,173
TOTAL UNITED STATES OF AMERICA		5,552,991
Vietnam - 0.0%
XP Power PLC	4,749	124,330
TOTAL COMMON STOCKS (Cost $829,516,427)		694,582,630

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,377	119,437
Einhell Germany AG	446	74,733
Fuchs Petrolub AG	18,628	770,104
Jungheinrich AG	12,968	485,353
Sixt SE Preference Shares	4,474	332,044
Sto SE & Co. KGaA	697	115,106
TOTAL GERMANY		1,896,777
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	11,010	211,604
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,292,367)		2,108,381

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $497,364)	500,000	497,295

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (h)	6,222,742	6,223,987
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i)	15,167,143	15,168,660
TOTAL MONEY MARKET FUNDS (Cost $21,392,647)		21,392,647

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $853,698,805)	718,580,953
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(10,744,554)
NET ASSETS - 100.0%	707,836,399

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	104	Sep 2023	11,470,160	350,950	350,950

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,262,416 or 3.9% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $386,896.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	5,135,838	47,644,538	46,556,389	132,989	-	-	6,223,987	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	21,280,639	48,371,032	54,483,011	603,194	-	-	15,168,660	0.1%
Total	26,416,477	96,015,570	101,039,400	736,183	-	-	21,392,647

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.